UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
0.375%, 06/30/2015	$5,000,000	$5,008,400
2.375%, 03/31/2016 @	81,700,000	85,580,750
2.375%, 07/31/2017 @	103,800,000	109,152,136
		199,741,286	10.7%
Taxable Municipal Bonds
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,011,289
City of Trenton NJ:
1.430%, 04/01/2015	1,440,000	1,438,085
1.722%, 04/01/2016	1,470,000	1,459,680
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,191,336
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,821,612
Government Development Bank for Puerto Rico:
3.670%, 05/01/2014	6,450,000	6,307,584
4.704%, 05/01/2016	600,000	492,840
Illinois State:
4.071%, 01/01/2014	970,000	977,605
4.422%, 04/01/2015	2,210,000	2,286,753
4.961%, 03/01/2016	1,110,000	1,177,799
5.090%, 04/01/2017	2,785,000	2,973,879
Michigan Strategic Fund,
4.500%, 12/01/2013	5,000,000	5,031,500
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	1,085,000	1,075,994
1.500%, 01/01/2017	1,050,000	1,039,122
1.650%, 07/01/2017	990,000	974,378
South Carolina State Public Service Authority,
1.283%, 06/01/2016 (Callable 12/01/2015)	6,800,000	6,801,768
State of Illinois,
3.636%, 02/01/2014	1,700,000	1,714,161
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	155,000	147,934
		42,923,319	2.3%
Other Government Related Securities
AB Svensk Exportkredit,
0.565%, 01/23/2017 f	8,800,000	8,817,556
CNOOC Finance 2013 Ltd,
1.125%, 05/09/2016 f	2,500,000	2,473,407
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	276,079
Petrobras International Finance Company,
3.875%, 01/27/2016 f	6,650,000	6,861,397
Petroleos Mexicanos,
4.875%, 03/15/2015 f	5,270,000	5,533,500
The Korea Development Bank:
3.875%, 05/04/2017 f	2,000,000	2,124,864
3.000%, 03/17/2019 f	2,475,000	2,482,462
		28,569,265	1.6%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017	3,000,000	2,975,370

Agrium Inc.,
7.700%, 02/01/2017 f	5,000,000	5,672,030
America Movil, S.A.B. de C.V.,
1.256%, 09/12/2016 f	9,000,000	9,000,027
American Honda Finance Corporation:
1.450%, 02/27/2015 (Acquired 02/21/2012, Cost $1,998,940) *	2,000,000	2,019,328
1.000%, 08/11/2015 (Acquired 09/04/2012, Cost $4,989,550) *	5,000,000	5,022,555
0.648%, 05/26/2016 (Acquired 05/22/2013, Cost $800,000) *	800,000	801,814
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	5,255,000	5,900,734
6.375%, 09/15/2017	2,400,000	2,789,945
Anglo American Capital PLC,
9.375%, 04/08/2014 (Acquired 03/23/2012 through 06/19/2012, Cost $934,940) * f	900,000	937,611
ArcelorMittal:
9.500%, 02/15/2015 f	341,000	373,821
4.250%, 02/25/2015 @ f	1,000,000	1,025,000
4.250%, 08/05/2015 @ f	1,525,000	1,570,750
Avon Products, Inc.,
2.375%, 03/15/2016	2,000,000	2,040,740
Barrick Gold Corporation,
1.750%, 05/30/2014 f	3,000,000	3,010,890
Beam, Inc.,
5.375%, 01/15/2016	1,269,000	1,382,723
BP Capital Markets P.L.C.:
3.200%, 03/11/2016 f	775,000	813,599
0.880%, 09/26/2018 f	7,000,000	7,003,437
Bunge Limited Finance Corp:
5.350%, 04/15/2014	6,550,000	6,704,547
5.100%, 07/15/2015	1,520,000	1,617,995
3.200%, 06/15/2017	425,000	440,173
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	1,100,000	1,221,690
CNPC HK Overseas Capital Ltd,
3.125%, 04/28/2016 (Acquired 12/18/2012, Cost $2,377,791) * f	2,300,000	2,374,387
Computer Sciences Corporation,
2.500%, 09/15/2015	9,550,000	9,774,645
ConAgra Foods, Inc.:
1.350%, 09/10/2015	3,840,000	3,871,265
5.819%, 06/15/2017	3,500,000	3,970,334
COX Communications, Inc.:
5.500%, 10/01/2015	200,000	215,519
7.250%, 11/15/2015	2,000,000	2,225,120
CRH America, Inc.,
6.000%, 09/30/2016	5,865,000	6,598,706
CSX Corporation,
7.900%, 05/01/2017	2,221,000	2,637,382
Daimler Finance North America LLC:
2.300%, 01/09/2015 (Acquired 01/04/2012 through 06/12/2013, Cost $4,129,341) *	4,125,000	4,189,960
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,849,741
0.945%, 08/01/2016 (Acquired 07/24/2013, Cost $2,000,000) *	2,000,000	2,004,500
Deutsche Telekom International Finance B.V.:
5.750%, 03/23/2016 f	400,000	442,197
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,918,759) * f	5,775,000	6,007,305
Devon Energy Corporation:
2.400%, 07/15/2016	375,000	386,172
1.875%, 05/15/2017	3,100,000	3,106,901
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	400,000	416,994
Dollar General Corporation,
4.125%, 07/15/2017	6,480,000	6,886,698
Eaton Corp,
1.500%, 11/02/2017 (Acquired 11/14/2012, Cost $4,994,550) *	5,000,000	4,929,635
EnCana Holdings Finance Corp.,
5.800%, 05/01/2014 f	3,455,000	3,555,236

Express Scripts Holding Company:
3.125%, 05/15/2016	3,000,000	3,140,073
3.500%, 11/15/2016	525,000	555,632
2.650%, 02/15/2017	200,000	206,192
FBG Finance Limited,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $544,589) * f	515,000	550,943
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,392,977	1,595,004
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,946,817) *	1,945,111	1,964,501
FedEx Corporation,
7.375%, 01/15/2014	3,291,000	3,353,842
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	8,520,000	9,415,256
Fiserv, Inc.:
3.125%, 10/01/2015	2,486,000	2,577,803
3.125%, 06/15/2016	2,870,000	2,994,945
Ford Motor Credit Company LLC:
2.750%, 05/15/2015	4,000,000	4,091,512
2.500%, 01/15/2016	500,000	509,775
6.625%, 08/15/2017	4,000,000	4,609,232
France Telecom,
4.375%, 07/08/2014 f	2,125,000	2,181,716
Freeport-McMoRan Copper & Gold Inc.:
1.400%, 02/13/2015	3,500,000	3,509,191
2.150%, 03/01/2017	2,000,000	1,987,618
General Mills, Inc.,
0.564%, 01/29/2016	3,775,000	3,777,763
Georgia-Pacific LLC,
7.700%, 06/15/2015	5,300,000	5,875,511
Gilead Sciences, Inc.,
2.400%, 12/01/2014	1,000,000	1,020,738
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 01/12/2010 through 02/27/2012, Cost $7,191,711) *	7,120,000	7,291,678
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	2,955,942
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	562,424
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	1,966,288
Hewlett-Packard Company:
4.750%, 06/02/2014	475,000	487,475
3.000%, 09/15/2016	450,000	464,476
Husky Oil Limited,
7.550%, 11/15/2016 f	2,500,000	2,911,040
Hyundai Capital Services Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 04/30/2013, Cost $6,344,674) * f	5,924,000	6,323,130
4.375%, 07/27/2016 (Acquired 05/11/2012 through 02/07/2013, Cost $5,378,441) * f	5,130,000	5,477,398
Ingredion Incorporated,
1.800%, 09/25/2017	8,515,000	8,395,662
Johnson Controls Inc.,
5.500%, 01/15/2016 @	7,241,000	7,918,772
Kellogg Company,
0.522%, 02/13/2015	2,000,000	2,002,538
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	650,000	707,431
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 07/11/2013, Cost $8,699,583) * f	8,805,000	8,553,327
Marathon Oil Corporation,
6.000%, 10/01/2017	7,655,000	8,796,437
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,578,520
Masco Corporation,
6.125%, 10/03/2016	2,625,000	2,903,906
Medco Health Solutions, Inc.,
2.750%, 09/15/2015	250,000	258,306

Mondelez International, Inc.,
6.500%, 08/11/2017	9,500,000	11,047,835
Murphy Oil Corporation,
2.500%, 12/01/2017	10,281,000	10,204,550
Mylan Inc.:
1.800%, 06/24/2016 (Acquired 07/30/2013, Cost $1,005,101) *	1,000,000	1,004,136
6.000%, 11/15/2018 (Acquired 02/01/2013, Cost $2,695,196) *	2,500,000	2,694,605
7.875%, 07/15/2020 (Acquired 07/16/2013 through 09/16/2013, Cost $6,866,775) *	6,000,000	6,846,402
Nabisco, Inc.,
7.550%, 06/15/2015	3,489,000	3,874,782
Nabors Industries, Inc.,
2.350%, 09/15/2016 (Acquired 09/04/2013, Cost $1,998,840) *	2,000,000	2,021,444
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,705,668
NBCUniversal Enterprise Inc.,
0.805%, 04/15/2016 (Acquired 07/03/2013, Cost $3,010,515) *	3,000,000	3,015,090
Nissan Motor Acceptance Corporation,
0.950%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,008,170
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,734,489
2.500%, 03/15/2017 f	5,510,000	5,539,093
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 06/20/2011 through 06/25/2013, Cost $1,367,753) * f	1,332,000	1,371,391
Pentair Finance S.A.,
1.875%, 09/15/2017 f	4,000,000	3,931,736
Petrohawk Energy Corporation:
7.875%, 06/01/2015	5,000,000	5,100,540
7.250%, 08/15/2018	3,750,000	4,068,750
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,105,309
Pioneer Natural Resources Company,
5.875%, 07/15/2016	10,000,000	11,137,560
Plains Exploration & Production Company,
7.625%, 04/01/2020	6,850,000	7,503,312
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	9,475,000	10,357,227
POSCO,
8.750%, 03/26/2014 (Acquired 03/19/2009 through 01/18/2013, Cost $7,759,382) * f	7,610,000	7,882,385
PPG Industries, Inc.,
1.900%, 01/15/2016	1,452,000	1,472,386
Quest Diagnostics Incorporated,
3.200%, 04/01/2016	5,050,000	5,256,409
Reed Elsevier Capital Inc.,
7.750%, 01/15/2014	4,800,000	4,892,232
Rio Tinto Alcan, Inc.,
5.200%, 01/15/2014 f	4,110,000	4,166,681
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013, Cost $8,300,531) * f	7,500,000	8,209,792
Sabmiller Holdings Inc.:
1.850%, 01/15/2015 (Acquired 01/10/2012, Cost $1,999,880) *	2,000,000	2,024,830
0.955%, 08/01/2018 (Acquired 08/06/2013, Cost $2,600,000) *	2,600,000	2,616,021
SABMiller PLC,
6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,345,673) * f	1,214,000	1,381,015
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	959,531
Staples, Inc.,
9.750%, 01/15/2014	9,000,000	9,224,757
Talisman Energy, Inc.,
5.125%, 05/15/2015 f	3,557,000	3,766,564
TCI Communications, Inc.,
8.750%, 08/01/2015	4,136,000	4,716,273
Telecom Italia Capital, SA:
5.250%, 11/15/2013 f	120,000	120,542
5.250%, 10/01/2015 f	7,275,000	7,651,023

Telefonica Emisiones S.A.U.,
6.421%, 06/20/2016 f	7,165,000	7,872,845
Telefonica Moviles Chile SA,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,664) * @ f	1,020,000	1,037,101
The ADT Corporation,
2.250%, 07/15/2017	6,700,000	6,398,681
The Clorox Company,
5.000%, 01/15/2015 @	2,000,000	2,106,360
The Valspar Corporation,
5.100%, 08/01/2015	3,400,000	3,602,368
Thomson Reuters Corporation,
0.875%, 05/23/2016 f	4,550,000	4,522,982
Time Warner Cable Inc.,
5.850%, 05/01/2017	2,355,000	2,561,032
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,475,000	2,967,602
Total Capital International,
0.835%, 08/10/2018 f	4,350,000	4,370,828
Toyota Motor Credit Corporation:
0.875%, 07/17/2015	3,000,000	3,020,832
2.050%, 01/12/2017	400,000	409,189
Transocean Inc.:
5.050%, 12/15/2016 f	6,000,000	6,575,328
2.500%, 10/15/2017 @ f	1,400,000	1,403,758
TSMC Global Ltd,
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,971,952
Tyco Electronics Group S.A.:
5.950%, 01/15/2014 f	2,655,000	2,696,415
1.600%, 02/03/2015 f	1,000,000	1,007,463
Union Pacific Railroad Co. 2004 Pass Through Trust,
5.214%, 09/30/2014 (Acquired 10/22/2010 through 07/03/2013, Cost $6,876,687) *	6,674,000	6,907,129
Vale Canada Limited,
5.700%, 10/15/2015 f	8,000,000	8,483,968
Valero Energy Corporation,
6.125%, 06/15/2017	1,120,000	1,280,079
Verizon Communications, Inc.:
2.500%, 09/15/2016	3,000,000	3,092,058
3.650%, 09/14/2018	6,000,000	6,322,158
Viacom Inc.:
1.250%, 02/27/2015	1,000,000	1,002,706
6.250%, 04/30/2016	2,125,000	2,373,047
Vivendi SA,
2.400%, 04/10/2015 (Acquired 04/03/2012 through 07/11/2013, Cost $9,125,948) * f	9,033,000	9,215,918
Vodafone Group PLC:
0.675%, 02/19/2016 f	5,000,000	4,999,710
5.625%, 02/27/2017 f	1,000,000	1,122,429
Weatherford International Ltd.,
4.950%, 10/15/2013 f	5,000,000	5,006,295
Wm. Wrigley Jr. Company,
3.700%, 06/30/2014 (Acquired 03/15/2012 through 08/12/2013, Cost $6,837,578) *	6,731,000	6,865,230
Woodside Finance Limited:
8.125%, 03/01/2014 (Acquired 09/14/2012 through 03/26/2013, Cost $2,568,547) * f	2,500,000	2,569,127
4.500%, 11/10/2014 (Acquired 11/15/2012 through 07/30/2013, Cost $2,839,735) * f	2,740,000	2,835,637
Xerox Corporation,
8.250%, 05/15/2014	7,135,000	7,457,816
Xstrata Canada Corporation,
6.000%, 10/15/2015 f	450,000	485,269
Xstrata Finance (Canada) Limited,
1.800%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,008,163
Yara International ASA,
5.250%, 12/15/2014 (Acquired 09/25/2012 through 02/13/2013, Cost $8,123,626) * f	7,775,000	8,120,210
Yum! Brands, Inc.:
4.250%, 09/15/2015	6,425,000	6,830,482
6.250%, 04/15/2016	2,000,000	2,240,382

Zoetis Inc.,
1.150%, 02/01/2016 (Acquired 01/16/2013, Cost $999,730) *	1,000,000	1,004,024
		567,598,576	30.4%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,364,000	6,669,453
Beaver Valley Funding Corporation Debentures,
9.000%, 06/01/2017	905,000	913,137
Centrais Eletricas Brasileiras S.A.,
7.750%, 11/30/2015 (Acquired 12/06/2012, Cost $3,356,912) * f	3,000,000	3,295,500
Commonwealth Edison Company:
Series 104, 5.950%, 08/15/2016	550,000	622,328
6.150%, 09/15/2017	100,000	117,057
Constellation Energy Group Inc.,
4.550%, 06/15/2015	3,069,000	3,243,872
DCP Midstream, LLC:
9.700%, 12/01/2013 (Acquired 07/29/2010 through 03/14/2012, Cost $3,684,641) *	3,640,000	3,690,519
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,804,076) *	1,708,000	1,833,820
Duke Energy Corp.,
6.300%, 02/01/2014	2,080,000	2,118,524
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	5,286,000	5,596,859
Enbridge Inc.,
0.898%, 10/01/2016 f	2,000,000	2,001,772
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,496,000	3,630,578
5.950%, 02/01/2015	5,570,000	5,921,601
6.125%, 02/15/2017	600,000	678,719
9.700%, 03/15/2019	1,000,000	1,278,889
Enterprise Products Operating LLC:
Series O, 9.750%, 01/31/2014	2,774,000	2,854,502
3.700%, 06/01/2015	950,000	993,354
1.250%, 08/13/2015 @	3,000,000	3,015,744
Exelon Corporation,
4.900%, 06/15/2015	2,159,000	2,293,948
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012 through 08/23/2013, Cost $3,245,823) *	3,100,000	3,251,264
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 07/28/2011, Cost $1,859,724) *	1,858,917	1,865,648
Gulfstream Natural Gas System, L.L.C.,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $8,743,385) *	7,646,000	8,670,029
Kinder Morgan Energy Partners, L.P.,
6.000%, 02/01/2017 @	250,000	283,331
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 03/19/2012 through 05/29/2012, Cost $208,163) *	207,506	208,268
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	2,989,668
Maritimes & Northeast Pipeline, LLC,
7.500%, 05/31/2014 (Acquired 06/19/2013, Cost $3,045,757) *	2,941,400	3,043,237
Midcontinent Express Pipeline LLC,
5.450%, 09/15/2014 (Acquired 07/05/2013, Cost $1,834,702) *	1,780,000	1,824,500
National Grid PLC,
6.300%, 08/01/2016 f	9,611,000	10,910,897
Nevada Power Company,
Series U, 7.375%, 01/15/2014	2,750,000	2,802,044
NextEra Energy Capital Holdings, Inc.,
1.339%, 09/01/2015	5,000,000	5,017,360
Nisource Finance Corp.,
5.400%, 07/15/2014	8,121,000	8,411,074
ONEOK Partners, L.P.:
6.150%, 10/01/2016	4,695,000	5,306,289
2.000%, 10/01/2017	2,630,000	2,611,024
ONEOK, Inc.,
5.200%, 06/15/2015	2,000,000	2,122,848

Pennsylvania Electric Co.,
5.125%, 04/01/2014	1,100,000	1,123,025
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,434,035
PG&E Corporation,
5.750%, 04/01/2014	1,255,000	1,285,321
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	5,552,000	5,905,007
6.200%, 05/15/2016	705,000	777,748
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,429,600
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,121) *	2,000,000	1,990,000
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,342,606
Spectra Energy Capital LLC,
5.668%, 08/15/2014	6,414,000	6,680,463
Sunoco, Inc.,
5.750%, 01/15/2017	350,000	376,800
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 06/19/2012, Cost $5,148,248) *	5,090,000	5,256,026
TransCanada PipeLines Ltd.,
0.928%, 06/30/2016 f	2,575,000	2,591,068
Union Electric Company,
4.750%, 04/01/2015	500,000	524,879
Williams Partners L.P.:
3.800%, 02/15/2015	9,000,000	9,341,802
7.250%, 02/01/2017	715,000	832,486
		156,978,523	8.4%
Finance
Abbey National Treasury Services PLC,
3.875%, 11/10/2014 (Acquired 12/29/2011 through 09/13/2012, Cost $3,716,712) * f	3,722,000	3,840,512
ABN AMRO Bank N.V.:
1.375%, 01/22/2016 (Acquired 01/17/2013, Cost $999,770) * f	1,000,000	1,000,100
4.250%, 02/02/2017 (Acquired 08/23/2013 through 09/26/2013, Cost $2,349,996) * f	2,200,000	2,350,282
AEGON N.V.,
4.625%, 12/01/2015 f	1,275,000	1,366,601
Aetna Inc.,
6.000%, 06/15/2016	3,625,000	4,080,271
American Express Company,
5.500%, 09/12/2016	1,213,000	1,356,801
American Express Credit Corporation:
2.750%, 09/15/2015	1,200,000	1,245,311
0.774%, 07/29/2016	5,000,000	5,015,410
American International Group, Inc.:
2.375%, 08/24/2015	1,100,000	1,124,000
5.600%, 10/18/2016 @	5,120,000	5,720,135
5.450%, 05/18/2017	2,500,000	2,794,540
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	2,700,000	2,966,787
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	3,215,000	3,386,186
ANZ New Zealand (Int'l) Limited,
3.125%, 08/10/2015 (Acquired 07/23/2013, Cost $3,059,769) * f	2,950,000	3,064,599
1.125%, 03/24/2016 (Acquired 03/20/2013, Cost $4,998,250) * f	5,000,000	4,990,410
AON Corporation:
3.500%, 09/30/2015	3,778,000	3,960,372
3.125%, 05/27/2016	1,457,000	1,524,712
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,708,000	1,796,809
Australia and New Zealand Banking Group Limited,
1.875%, 10/06/2017 (Acquired 07/17/2013, Cost $500,287) * f	500,000	498,800
Banco Santander-Chile,
2.506%, 02/14/2014 (Acquired 02/09/2012, Cost $1,500,000) * f	1,500,000	1,505,033

Bank of America Corporation,
5.750%, 12/01/2017	5,000,000	5,640,415
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	3,475,000	3,966,612
Barclays Bank PLC:
5.200%, 07/10/2014 f	4,005,000	4,145,191
Series 1, 5.000%, 09/22/2016 f	5,180,000	5,716,715
BB&T Corporation,
1.114%, 06/15/2018	3,000,000	3,015,270
BNP Paribas:
Series 0212, 3.250%, 03/11/2015 f	2,350,000	2,431,352
2.375%, 09/14/2017 f	3,000,000	3,040,500
Branch Banking and Trust Company,
0.562%, 05/23/2017	1,650,000	1,627,336
Canadian Imperial Bank of Commerce:
2.350%, 12/11/2015 f	850,000	876,750
0.786%, 07/18/2016 f	3,000,000	3,014,967
1.350%, 07/18/2016 @ f	5,000,000	5,040,610
Capital One Financial Corporation:
7.375%, 05/23/2014	5,765,000	6,010,387
2.150%, 03/23/2015	4,000,000	4,064,424
6.150%, 09/01/2016	350,000	389,778
5.250%, 02/21/2017	1,000,000	1,099,253
Cie de Financement Foncier SA,
2.500%, 09/16/2015 (Acquired 06/19/2012 through 09/27/2013, Cost $8,837,587) * f	8,600,000	8,857,604
CIGNA Corporation,
2.750%, 11/15/2016	7,631,000	7,926,518
Citigroup, Inc.:
6.010%, 01/15/2015	5,286,000	5,623,194
5.300%, 01/07/2016	2,000,000	2,170,914
CNA Financial Corporation:
5.850%, 12/15/2014	2,225,000	2,352,684
6.500%, 08/15/2016	1,245,000	1,407,970
Comerica Bank:
Series AI, 5.700%, 06/01/2014	4,100,000	4,228,179
5.750%, 11/21/2016	1,425,000	1,610,891
5.200%, 08/22/2017	4,125,000	4,593,245
Commonwealth Bank of Australia:
3.500%, 03/19/2015 (Acquired 08/30/2010 through 07/18/2012, Cost $4,469,267) * f	4,401,000	4,584,104
0.752%, 09/20/2016 (Acquired 09/16/2013, Cost $5,000,000) * f	5,000,000	5,005,880
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,050,000	4,478,498
Coventry Health Care, Inc.,
6.125%, 01/15/2015	1,125,000	1,198,697
Credit Agricole SA,
1.096%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	9,994,110
Credit Suisse,
6.000%, 02/15/2018 f	225,000	253,311
Credit Suisse (USA), Inc.,
5.125%, 08/15/2015	5,375,000	5,802,237
Deutsche Bank Aktiengesellschaft,
6.000%, 09/01/2017 f	400,000	459,090
Dresdner Bank AG,
7.250%, 09/15/2015 f	3,677,000	3,914,424
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,376,787
0.672%, 12/20/2016	2,900,000	2,848,371
Fifth Third Bank (Cincinnati),
0.672%, 02/26/2016	5,000,000	4,989,485
First Empire Capital Trust I,
8.234%, 02/01/2027	1,000,000	1,017,436
First Hawaiian Capital Trust I,
Series B, 8.343%, 07/01/2027	1,500,000	1,526,250
First Horizon National Corporation,

5.375%, 12/15/2015	1,050,000	1,134,739
First Tennessee Bank, National Association:
5.050%, 01/15/2015	1,000,000	1,040,050
5.650%, 04/01/2016	5,920,000	6,379,587
General Electric Capital Corporation:
4.375%, 09/21/2015	2,350,000	2,505,751
1.000%, 01/08/2016	1,000,000	999,688
2.950%, 05/09/2016	5,400,000	5,644,863
0.919%, 07/12/2016	10,000,000	10,035,710
5.625%, 09/15/2017	9,080,000	10,346,424
5.625%, 05/01/2018	175,000	200,801
Genworth Holdings, Inc.:
5.750%, 06/15/2014 @	3,008,000	3,108,245
8.625%, 12/15/2016	1,000,000	1,186,369
GMAC Inc.,
7.500%, 12/31/2013	787,000	797,821
HSBC Bank USA NA,
6.000%, 08/09/2017	250,000	283,495
HSBC Finance Corporation:
5.000%, 06/30/2015	3,065,000	3,263,195
5.500%, 01/19/2016 @	556,000	607,762
6.676%, 01/15/2021	221,000	252,373
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,522,866) *	1,500,000	1,525,132
HSBC USA Inc.:
2.375%, 02/13/2015	600,000	613,468
1.130%, 09/24/2018	1,000,000	1,002,423
Hutchison Whampoa International Ltd.,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,615,688) * f	9,090,000	9,671,351
ING Bank N.V.:
2.375%, 06/09/2014 (Acquired 02/24/2012, Cost $1,196,682) * f	1,200,000	1,212,660
4.000%, 03/15/2016 (Acquired 03/08/2012 through 07/15/2013, Cost $6,045,174) * f	5,783,000	6,106,559
3.750%, 03/07/2017 (Acquired 05/30/2013, Cost $2,117,090) * f	2,000,000	2,100,600
ING U.S., Inc.,
2.900%, 02/15/2018	5,000,000	5,020,400
J.P. Morgan Chase & Co.:
5.125%, 09/15/2014	723,000	752,710
3.450%, 03/01/2016	7,700,000	8,107,862
Kemper Corporation,
6.000%, 11/30/2015	8,500,000	9,176,056
KeyBank National Association:
7.413%, 05/06/2015	9,854,000	10,750,537
4.950%, 09/15/2015	820,000	876,214
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 05/26/2009 through 02/08/2013, Cost $7,168,452) * f	7,000,000	7,266,329
Liberty Mutual Group Inc.,
5.750%, 03/15/2014 (Acquired 09/03/2009 through 11/15/2012, Cost $3,562,803) *	3,588,000	3,654,095
Lloyds TSB Bank PLC:
4.375%, 01/12/2015 (Acquired 01/05/2010 through 02/24/2012, Cost $5,152,241) * f	5,110,000	5,319,597
4.875%, 01/21/2016 f	1,700,000	1,837,088
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,682,000	7,000,825
5.000%, 01/17/2017	2,150,000	2,322,884
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013 through 09/27/2013, Cost $10,027,450) * f	10,000,000	10,052,200
Manufacturers and Traders Trust Company,
0.558%, 03/07/2016	6,300,000	6,277,515
Manulife Financial Corp.,
3.400%, 09/17/2015 f	7,961,000	8,294,606
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	1,585,000	1,725,678
2.300%, 04/01/2017	1,060,000	1,070,806
MassMutual Global Funding II,
3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,056,656) *	2,000,000	2,102,138

Metropolitan Life Global Funding I,
3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,310,983) * @	2,300,000	2,397,667
Mizuho Bank, Ltd.,
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $7,082,618) * f	6,900,000	7,008,799
Morgan Stanley:
4.750%, 04/01/2014	75,000	76,290
4.000%, 07/24/2015	1,108,000	1,155,705
1.750%, 02/25/2016	2,000,000	2,009,644
5.450%, 01/09/2017	2,950,000	3,248,579
National Australia Bank Limited:
0.566%, 01/22/2015 (Acquired 01/14/2013, Cost $3,700,000) * f	3,700,000	3,709,716
3.750%, 03/02/2015 (Acquired 03/14/2012 through 01/14/2013, Cost $1,813,382) * f	1,750,000	1,825,600
2.000%, 03/09/2015 @ f	2,000,000	2,040,342
0.771%, 10/08/2015 (Acquired 03/26/2013, Cost $1,098,900) * f	1,100,000	1,099,575
National City Bank,
5.800%, 06/07/2017	675,000	764,475
Nomura Holdings Inc.:
5.000%, 03/04/2015 f	1,000,000	1,050,777
2.000%, 09/13/2016 f	9,155,000	9,182,666
Nordea Bank AB:
2.250%, 03/20/2015 (Acquired 03/14/2012, Cost $2,993,610) * f	3,000,000	3,063,000
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,344,826) * f	5,140,000	5,370,272
Paine Webber Group Inc.,
7.990%, 06/09/2017	300,000	343,950
PNC Bank, National Association,
0.584%, 04/29/2016	4,000,000	3,991,936
PNC Funding Corp,
4.250%, 09/21/2015	450,000	479,096
Principal Financial Group, Inc.,
1.850%, 11/15/2017 @	1,000,000	991,368
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 10/16/2012 through 07/15/2013, Cost $2,987,171) *	2,902,500	2,993,540
Prudential Financial Inc.:
6.200%, 01/15/2015	5,879,000	6,276,791
6.100%, 06/15/2017	1,000,000	1,147,043
Rabobank Nederland:
0.732%, 03/18/2016 f	3,000,000	3,010,446
3.375%, 01/19/2017 f	1,092,000	1,161,927
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,000,000	5,288,755
Regions Bank,
7.500%, 05/15/2018	250,000	294,029
Regions Financial Corporation,
5.750%, 06/15/2015	3,500,000	3,750,285
Santander Holdings USA, Inc.,
3.000%, 09/24/2015	2,975,000	3,061,242
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010, Cost $1,599,961) * f	1,600,000	1,600,256
SLM Corporation:
5.000%, 10/01/2013	5,015,000	5,015,000
5.375%, 05/15/2014	4,757,000	4,858,086
Societe Generale,
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,584,922) * @ f	3,475,000	3,603,297
SouthTrust Corporation,
5.800%, 06/15/2014	1,875,000	1,941,161
Sumitomo Mitsui Banking Corporation:
1.350%, 07/18/2015 f	2,000,000	2,018,642
3.150%, 07/22/2015 (Acquired 02/06/2013 through 08/06/2013, Cost $2,181,666) * f	2,100,000	2,178,918
1.450%, 07/19/2016 @ f	4,000,000	4,018,164
SunTrust Bank:
0.608%, 04/01/2015	6,880,000	6,834,131
0.552%, 08/24/2015	1,000,000	989,566
5.000%, 09/01/2015	2,396,000	2,562,555
SunTrust Banks, Inc.:

6.000%, 09/11/2017	525,000	601,160
SUSA Partnership, L.P.,
8.200%, 06/01/2017	714,000	857,178
Svenska Handelsbanken AB:
0.700%, 03/21/2016 f	2,000,000	2,004,542
3.125%, 07/12/2016 f	175,000	183,411
0.721%, 09/23/2016 f	5,000,000	5,007,375
The Bank of New York Mellon Corporation,
0.490%, 03/04/2016	7,000,000	6,988,352
The Bank of Nova Scotia,
0.654%, 03/15/2016 f	7,000,000	7,008,953
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
3.850%, 01/22/2015 (Acquired 07/22/2013, Cost $10,379,454) * f	10,000,000	10,380,700
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	4,152,000	4,494,033
The Charles Schwab Corporation,
0.850%, 12/04/2015	3,000,000	2,999,052
The Dai-ichi Mutual Life Insurance Company,
5.730%, 03/17/2014 (Acquired 03/02/2011, Cost $4,093,475) * f	4,050,000	4,112,062
The Goldman Sachs Group, Inc.:
5.750%, 10/01/2016	1,000,000	1,115,458
6.250%, 09/01/2017	6,476,000	7,388,410
2.900%, 07/19/2018	1,000,000	1,008,034
The Hartford Financial Services Group, Inc.:
4.000%, 03/30/2015	3,290,000	3,427,548
7.300%, 11/01/2015	233,000	260,058
5.500%, 10/15/2016	3,050,000	3,377,482
5.375%, 03/15/2017	2,140,000	2,354,997
The Huntington National Bank,
1.350%, 08/02/2016	5,000,000	4,996,675
The NASDAQ OMX Group Inc.,
4.000%, 01/15/2015	6,140,000	6,346,648
The Retail Property Trust,
7.875%, 03/15/2016 (Acquired 05/21/2013, Cost $1,161,263) *	1,000,000	1,146,671
The Royal Bank of Scotland Group PLC:
4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $3,001,153) * @ f	3,000,000	3,105,639
2.550%, 09/18/2015 f	2,000,000	2,042,920
Union Bank, National Association:
3.000%, 06/06/2016	6,200,000	6,495,566
2.125%, 06/16/2017	3,150,000	3,167,357
UnitedHealth Group, Inc.,
4.750%, 02/10/2014	750,000	760,880
Wells Fargo & Company:
3.676%, 06/15/2016	150,000	159,865
0.794%, 07/20/2016	8,000,000	8,028,928
Wells Fargo Bank, National Association,
Series AI, 4.750%, 02/09/2015	5,250,000	5,518,763
Westpac Banking Corporation:
3.000%, 08/04/2015 f	2,395,000	2,497,789
0.950%, 01/12/2016 f	3,000,000	3,003,777
2.000%, 08/14/2017 f	2,000,000	2,024,610
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	7,181,727
		583,973,627	31.3%
Total Corporate Bonds		1,308,550,726	70.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC),
Series 5, Class B, 0.882%, 05/15/2019	11,214	11,282
Federal National Mortgage Association (FNMA):
5.500%, 07/01/2015	52,126	54,810
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	776,792	795,682
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	465,270	478,133
		1,339,907	0.1%

Non-U.S. Government Agency Issues
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	1,443,773	1,498,925
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	214,710	221,619
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	1,003,843	1,029,673
Series 2003-3, Class A1, 5.500%, 05/25/2033	2,197,265	2,346,158
Series 2004-B, Class 2A2, 2.872%, 03/25/2034	2,626,480	2,621,442
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	2,240,986	2,329,155
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	410,023	405,534
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	478,406	494,804
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	176,742	162,327
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,251,493	958,506
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class 2A3, 0.539%, 07/25/2035	2,140,357	2,129,504
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 5.254%, 07/25/2035	3,270,553	3,363,669
MASTR Alternative Loan Trust,
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	13,994,061	14,615,145
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	6,671,790	6,801,069
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	43,757	43,825
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	179,468	183,961
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	289,361	299,681
		39,504,997	2.1%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 0.329%, 09/25/2036	9,217,142	8,848,419
Argent Securities Inc.,
Series 2005-W2, Class A2B1, 0.379%, 10/25/2035	3,213,722	3,151,518
Bombardier Capital Mortgage Securitization,
Series 1998-A, Class A3, 6.230%, 04/15/2028	12,439	12,712
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.359%, 02/25/2036	7,708,663	7,128,409
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.329%, 10/25/2036	3,140,983	3,112,309
Conseco Financial Corp.:
Series 1996-3, Class A5, 7.350%, 05/15/2027	19,557	19,802
Series 1998-2, Class A5, 6.240%, 12/01/2028	27,364	28,189
Series 1997-5, Class A6, 6.820%, 05/15/2029	400,386	413,956
Series 1998-3, Class A5, 6.220%, 03/01/2030	341,785	364,778
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 5.155%, 01/25/2037 §	1,880,198	1,831,361
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,464,357	979,967
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	328,388	305,529
GSAA Trust,
Series 2005-8, Class A4, 0.449%, 06/25/2035	13,380,800	12,446,258
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.349%, 08/25/2036	5,447,979	5,314,896
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV4, 0.309%, 08/25/2033	4,000,000	3,917,924
Master Credit Card Trust,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/24/2012, Cost $6,723,674) * f	6,725,000	6,704,684
Master Credit Card Trust II,
Series 2013-3A, Class A, 0.680%, 01/22/2018 (Acquired 07/25/2013, Cost $8,000,000) * f	8,000,000	8,000,000
Mastr Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.409%, 02/25/2036	1,688,648	1,623,162
Morgan Stanley ABS Capital I Trust,
Series 2005-HE2, Class A3B, 0.399%, 01/25/2035	8,206,362	7,873,118
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.349%, 09/25/2036	13,145,805	12,780,838

Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,983,368	1,050,955
RAMP Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	114,290	114,647
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	632,635	638,843
RASC Trust:
Series 2005-AHL2, Class A3, 0.529%, 10/25/2035	12,150,000	11,434,329
Series 2006-KS1, Class A4, 0.479%, 02/25/2036	5,139,000	4,924,981
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.439%, 12/25/2035	3,924,577	3,762,143
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2C, 0.379%, 12/25/2036	4,796,180	4,719,580
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $3,130,351) *	3,130,388	3,186,922
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $2,938,155) *	2,938,488	2,976,941
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1B, 0.469%, 08/25/2035	311,659	311,379
		117,978,549	6.3%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	18,110,000	19,137,217
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.393%, 07/15/2044	15,119,848	16,117,849
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	11,472,000	12,163,452
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	10,208,250	10,798,563
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	6,075,000	6,411,355
GE Capital Commercial Mortgage Corporation,
Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,459,027	6,615,419
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	1,062,664	1,063,836
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	10,549,000	11,101,820
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.378%, 11/14/2042	10,850,000	11,534,624
RBSCF Trust,
Series 2010-MB1, Class A1, 2.367%, 04/15/2024 (Acquired 04/09/2010, Cost $1,537,062) *	1,537,095	1,553,746
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,912,000	6,323,682
		102,821,563	5.5%
Total Long-Term Investments (Cost $1,836,750,343)		1,841,429,612	98.7%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «	27,794,991	27,794,991
Total Short-Term Investments (Cost $27,794,991)		27,794,991	1.4%

	Principal
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM	Amount
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.529%, 03/25/2014 † **	$654,690	516,123
Total Commercial Paper (Cost $654,690)		516,123	0.0%
	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	208,281,347	208,281,347
Total Investment Companies (Cost $208,281,347)		208,281,347	11.2%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $208,936,037)		208,797,470	11.2%
Total Investments (Cost $2,073,481,371)		2,078,022,073	111.3%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		138,567
Total (Cost $0)		138,567	0.0%
Liabilities in Excess of Other Assets		(211,908,164)	(11.3)%
TOTAL NET ASSETS		$1,866,252,476	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$199,741,286	$-	$199,741,286
Taxable Municipal Bonds	-	42,923,319	-	42,923,319
Other Government Related Securities	-	28,569,265	-	28,569,265
Corporate Bonds	-	1,308,550,726		1,308,550,726
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,339,907	-	1,339,907
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	39,504,997	-	39,504,997
Asset Backed Securities	-	117,978,549	-	117,978,549
Commercial Mortgage-Backed Securities	-	102,821,563	-	102,821,563
Total Fixed Income	-	1,841,429,612	-	1,841,429,612

Short-Term Investments
Money Market Mutual Fund	27,794,991	-	-	27,794,991
Total Short-Term Investments	27,794,991	-	-	27,794,991

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	516,123	-	516,123
Investment Companies	208,281,347	-	-	208,281,347
Total Investments Purchased with
Cash Proceeds from Securities Lending	208,281,347	516,123	-	208,797,470

Total Investments	$236,076,338	$1,841,945,735	$-	$2,078,022,073

Asset Relating to Securities Lending Investments	$-	$138,567	$-	$138,567

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017 @	$11,475,000	$12,066,674
3.875%, 05/15/2018 @	9,700,000	10,846,569
9.125%, 05/15/2018	13,950,000	18,912,057
2.250%, 07/31/2018 @	77,175,000	80,479,016
1.250%, 04/30/2019	94,675,000	92,944,246
2.625%, 08/15/2020	28,250,000	29,483,734
7.875%, 02/15/2021 @	10,000,000	14,024,220
		258,756,516	24.6%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.250%, 05/12/2017	5,050,000	5,084,456
1.000%, 06/29/2017 @	9,200,000	9,178,849
Series 1, 1.000%, 07/28/2017	5,500,000	5,483,049
1.375%, 05/01/2020 @	10,000,000	9,517,340
2.375%, 01/13/2022 @	300,000	291,989
Federal National Mortgage Association (FNMA):
1.375%, 11/15/2016 @	6,700,000	6,811,608
0.875%, 08/28/2017	4,625,000	4,579,125
		40,946,416	3.9%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,077,450
4.459%, 08/01/2019	1,340,000	1,443,917
California Qualified School Construction Bonds,
5.955%, 03/01/2019	3,375,000	3,647,025
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,643,100
California State:
5.450%, 04/01/2015	900,000	962,604
5.500%, 03/01/2016	500,000	550,310
Central Valley Support Joint Power Agency,
5.326%, 09/01/2022	2,000,000	2,067,600
City of Atlantic City NJ,
2.130%, 12/15/2013	450,000	451,197
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	2,500,000	2,707,575
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,195,259
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,071,390
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	2,895,435
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	2,305,000	2,238,939
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	505,000	500,844
North East Independent School District Texas,
5.240%, 08/01/2027	2,100,000	2,354,940
State of Illinois,
3.636%, 02/01/2014	5,150,000	5,192,899
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	1,105,000	1,054,623
		33,055,107	3.2%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	677,419
KFW,
4.875%, 06/17/2019 f	3,250,000	3,763,500
Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,284,229
Petrobras International Finance Company,
3.875%, 01/27/2016 f	4,175,000	4,307,719
United Mexican States,

5.125%, 01/15/2020 f	2,650,000	2,953,425
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	1,811,000	1,904,296
		15,890,588	1.5%
Corporate Bonds
Industrials
America Movil, S.A.B. de C.V.,
1.256%, 09/12/2016 f	3,200,000	3,200,010
Ameritech Capital Funding Debentures:
9.100%, 06/01/2016	590,400	665,261
6.450%, 01/15/2018	2,758,000	3,178,432
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,270,000	2,548,938
6.375%, 09/15/2017 @	2,000,000	2,324,954
6.950%, 06/15/2019 @	1,000,000	1,205,502
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,248,975) * f	1,200,000	1,250,148
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,568,602) * f	2,000,000	2,503,966
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,810,362
Boston Scientific Corporation,
4.125%, 10/01/2023 @	3,000,000	2,982,117
BP Capital Markets PLC:
3.200%, 03/11/2016 f	375,000	393,677
4.750%, 03/10/2019 @ f	2,500,000	2,765,510
3.245%, 05/06/2022 @ f	1,000,000	965,517
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,292,200
Bunge Limited Finance Corporation:
5.350%, 04/15/2014	1,557,000	1,593,737
5.100%, 07/15/2015	1,085,000	1,154,950
4.100%, 03/15/2016	2,505,000	2,645,318
3.200%, 06/15/2017	1,300,000	1,346,413
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	425,000	472,016
Celgene Corporation,
4.000%, 08/15/2023 @	2,000,000	1,992,272
Comcast Cable Communications LLC,
8.875%, 05/01/2017	500,000	623,025
Comcast Corporation,
2.850%, 01/15/2023 @	1,425,000	1,351,293
Computer Sciences Corporation,
2.500%, 09/15/2015 @	4,500,000	4,605,854
Cox Communications, Inc.,
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,196,847
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,090,000
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,251,870
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) * f	2,200,000	2,288,497
6.000%, 07/08/2019 f	1,300,000	1,519,222
Devon Energy Corporation,
6.300%, 01/15/2019	760,000	887,330
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	250,000	260,621
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,157,500
6.125%, 01/15/2017	43,000	46,655
7.625%, 06/15/2020 @	1,000,000	1,065,000
Ecolab Inc.,
1.450%, 12/08/2017	4,000,000	3,921,688
Encana Corporation,
4.750%, 10/15/2013 f	1,900,000	1,902,299
Express Scripts Holding Co:
2.650%, 02/15/2017	2,000,000	2,061,920
7.250%, 06/15/2019	1,000,000	1,223,459
Federal Express Corp. 1995 Pass Through Trust,
Series B2, 7.110%, 01/02/2014	234,934	238,346
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	221,890	254,071
FedEx Corporation,
7.375%, 01/15/2014	2,250,000	2,292,964

Fidelity National Information Services, Inc.,
7.875%, 07/15/2020 @	4,800,000	5,304,370
Fiserv, Inc.,
4.750%, 06/15/2021	1,630,000	1,696,286
Ford Motor Credit Company LLC,
2.500%, 01/15/2016	3,000,000	3,058,647
Freeport-McMoRan Copper & Gold Inc.:
3.100%, 03/15/2020 (Acquired 09/03/2013, Cost $1,815,255) *	2,000,000	1,880,634
3.875%, 03/15/2023 (Acquired 02/28/2013, Cost $1,099,351) *	1,100,000	1,014,149
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010, Cost $3,450,717) *	3,456,000	3,539,331
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $1,393,028) * @	1,400,000	1,312,324
GTE Corporation:
6.840%, 04/15/2018	1,560,000	1,820,069
8.750%, 11/01/2021	2,150,000	2,768,529
Hanson PLC Notes,
6.125%, 08/15/2016 @ f	650,000	705,250
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,493,286
Hewlett-Packard Co.,
3.300%, 12/09/2016	3,500,000	3,641,362
Historic Time Warner Inc.,
6.875%, 06/15/2018	392,000	470,676
Hyundai Capital Services Inc.,
6.000%, 05/05/2015 (Acquired 03/27/2013 through 05/30/2013, Cost $5,945,908) * f	5,549,000	5,922,864
Ingersoll-Rand Company Debentures,
6.391%, 11/15/2027 f	1,195,000	1,314,929
Ingersoll-Rand Global Holding Company, Ltd.,
2.875%, 01/15/2019 (Acquired 06/17/2013, Cost $2,995,500) * f	3,000,000	2,990,451
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,257,131
Johnson Controls Inc.:
5.500%, 01/15/2016 @	1,625,000	1,777,103
4.250%, 03/01/2021	2,000,000	2,085,540
Kraft Foods Group, Inc.,
3.500%, 06/06/2022 @	2,000,000	1,975,268
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	419,446
Lafarge SA:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,057,500
6.500%, 07/15/2016 f	625,000	679,687
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,049,863) * f	4,000,000	4,024,372
2.500%, 05/16/2018 (Acquired 05/29/2013, Cost $986,308) * f	1,000,000	971,417
Limited Brands, Inc.,
5.250%, 11/01/2014 @	180,000	186,750
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	84,750
Masco Corporation,
6.125%, 10/03/2016	2,200,000	2,433,750
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	222,143
7.125%, 03/15/2018	1,850,000	2,230,741
Mondelez International, Inc.,
6.500%, 08/11/2017	704,000	818,703
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 01/15/2013 through 02/12/2013, Cost $4,311,621) *	4,000,000	4,311,368
7.875%, 07/15/2020 (Acquired 07/22/2013, Cost $1,144,330) *	1,000,000	1,141,067
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	927,721
Noble Energy, Inc.,
4.150%, 12/15/2021 @	450,000	468,483
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007, Cost $922,891) * f	925,000	952,355
Petrohawk Energy Corporation,
7.250%, 08/15/2018	4,000,000	4,340,000
Plains Exploration & Production Company.,
7.625%, 04/01/2020	2,000,000	2,190,748
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,672,656
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,978) * f	3,000,000	3,268,740
Rio Tinto Alcan, Inc.,

5.000%, 06/01/2015 f	450,000	477,844
Rio Tinto Finance (USA) Limited:
9.000%, 05/01/2019 f	2,800,000	3,633,501
3.500%, 11/02/2020 @ f	500,000	496,975
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,650,774) * f	3,300,000	3,612,309
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,869,128
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	137,076
Sprint Nextel Corporation,
6.000%, 12/01/2016	500,000	530,000
Sysco Corporation,
2.600%, 06/12/2022	150,000	141,930
TCI Communications, Inc.,
8.750%, 08/01/2015	3,498,000	3,988,762
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,025,765
Telecom Italia Capital, SA,
5.250%, 10/01/2015 f	2,425,000	2,550,341
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 @ f	3,150,000	3,461,195
6.221%, 07/03/2017 @ f	1,000,000	1,104,422
3.192%, 04/27/2018 f	1,000,000	986,690
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,185,610
Time Warner Cable, Inc.,
5.850%, 05/01/2017	1,000,000	1,087,487
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,416,074
4.750%, 03/29/2021	2,000,000	2,142,038
Toyota Motor Credit Corporation,
2.050%, 01/12/2017	2,375,000	2,429,559
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,179,246
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	695,000	801,381
United AirLines, Inc. Pass Through Trust:
Series 91A2, 10.020%, 03/22/2014	114,829	63,730
Series 002C, 7.762%, 04/29/2049 § † **	97,408	2,922
Vale Overseas Limited:
6.250%, 01/23/2017 f	1,650,000	1,849,548
4.375%, 01/11/2022 @ f	2,425,000	2,336,351
Valero Energy Corporation,
9.375%, 03/15/2019	1,098,000	1,422,500
Verizon Communications, Inc.,
5.500%, 04/01/2017	1,000,000	1,124,420
Viacom Inc.,
6.250%, 04/30/2016	500,000	558,364
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,255,000
Wabtec Corporation,
4.375%, 08/15/2023	3,000,000	3,022,869
Waste Management, Inc.,
7.375%, 03/11/2019	5,000,000	6,037,225
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,841,367
Xerox Corporation:
8.250%, 05/15/2014	3,000,000	3,135,732
1.083%, 05/16/2014	2,000,000	2,002,744
Xstrata Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,104,257
Xstrata Finance (Canada) Limited,
2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $2,994,960) * f	3,000,000	2,983,638
Yara International ASA,
5.250%, 12/15/2014 (Acquired 01/15/2013 through 05/03/2013, Cost $1,705,402) * f	1,625,000	1,697,150
		218,655,507	20.8%
Utility
Ameren Corporation,
8.875%, 05/15/2014	4,500,000	4,715,987
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,152,097) * @ f	1,150,000	1,111,475
Commonwealth Edison Company,

Series 104, 5.950%, 08/15/2016	375,000	424,315
DCP Midstream, LLC:
9.700%, 12/01/2013 (Acquired 04/03/2012 through 08/06/2012, Cost $1,788,258) *	1,765,000	1,789,496
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $2,039,262) *	1,600,000	2,038,389
Dominion Resources, Inc.,
Series 07-A, 6.000%, 11/30/2017	966,000	1,114,834
DTE Energy Company,
7.625%, 05/15/2014	1,411,000	1,471,068
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015 @	3,000,000	3,176,424
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,580,000	3,717,812
5.950%, 02/01/2015	1,336,000	1,420,334
9.700%, 03/15/2019	1,387,000	1,773,819
Enterprise Products Operating LLC,
Series O, 9.750%, 01/31/2014	3,824,000	3,934,972
Exelon Corporation,
4.900%, 06/15/2015	1,000,000	1,062,505
Kinder Morgan Finance,
5.700%, 01/05/2016 @ f	2,500,000	2,692,922
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $15,988) *	15,988	16,047
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	368,305
Korea Gas Corporation,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * @ f	1,000,000	997,983
Korea Hydro & Nuclear Power Co., Ltd.,
6.250%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,000,000	1,035,680
Maritimes & Northeast Pipeline, LLC,
7.500%, 05/31/2014 (Acquired 06/19/2013, Cost $2,871,713) *	2,773,320	2,869,338
National Grid PLC,
6.300%, 08/01/2016 f	3,925,000	4,455,860
National Rural Utilities Corporation,
10.375%, 11/01/2018	3,144,000	4,319,560
Nisource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,064,998
ONEOK, Inc.,
5.200%, 06/15/2015	3,047,000	3,234,159
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,306,403
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	2,073,985
PSEG Power LLC:
5.320%, 09/15/2016 @	994,000	1,100,310
5.125%, 04/15/2020	220,000	244,688
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,820,000	3,394,589
RGS (I&M) Funding Corporation Debentures,
Series F*, 9.820%, 12/07/2022	547,819	679,679
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,181) *	3,000,000	2,985,000
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) * @	1,000,000	845,000
Sempra Energy,
2.000%, 03/15/2014	2,000,000	2,012,634
Spectra Energy Capital LLC,
5.668%, 08/15/2014	2,700,000	2,812,169
Sunoco, Inc.,
5.750%, 01/15/2017	1,175,000	1,264,971
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 02/22/2013, Cost $3,705,184) *	3,673,000	3,792,806
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 f	150,000	207,021
West Penn Power Company,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,151,075) *	2,000,000	2,222,282
Williams Partners L.P.:
5.250%, 03/15/2020 @	1,000,000	1,078,248
4.125%, 11/15/2020	350,000	354,249
		77,180,316	7.3%
Finance
Abbey National Treasury Services plc,
3.050%, 08/23/2018 f	1,050,000	1,066,727
ABN AMRO Bank N.V.,
1.375%, 01/22/2016 (Acquired 01/17/2013, Cost $4,498,965) * @ f	4,500,000	4,500,450

AEGON N.V.,
4.625%, 12/01/2015 f	795,000	852,116
Ally Financial Inc.,
6.750%, 12/01/2014	200,000	209,750
American International Group, Inc.:
8.250%, 08/15/2018	1,000,000	1,246,830
4.875%, 06/01/2022 @	3,000,000	3,218,283
AmSouth Bancorp,
6.750%, 11/01/2025	630,000	676,203
ANZ New Zealand (Int'l) Limited:
3.125%, 08/10/2015 (Acquired 02/28/2012, Cost $2,263,390) * f	2,239,000	2,325,978
1.850%, 10/15/2015 (Acquired 08/29/2013, Cost $1,014,168) * f	1,000,000	1,015,552
Associates Corporation of North America,
6.950%, 11/01/2018	2,579,000	3,063,488
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,781,430
Bank of America Corporation,
3.300%, 01/11/2023	3,350,000	3,138,146
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	1,035,000	1,181,422
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,137,500
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,830,767
6.750%, 05/22/2019 f	2,000,000	2,389,632
BB&T Corporation,
6.850%, 04/30/2019 @	2,322,000	2,836,469
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,832,114
Capital One Financial Corporation:
7.375%, 05/23/2014	1,000,000	1,042,565
3.150%, 07/15/2016	2,596,000	2,712,026
Capital One National Association,
0.700%, 03/22/2016	2,000,000	1,997,696
CDP Financial Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,109,422
CIGNA Corporation,
2.750%, 11/15/2016	3,781,000	3,927,423
Citigroup, Inc.:
6.010%, 01/15/2015 @	1,499,000	1,594,621
4.450%, 01/10/2017	1,800,000	1,948,982
6.125%, 11/21/2017	435,000	500,241
CNA Financial Corporation:
6.500%, 08/15/2016	2,000,000	2,261,800
7.350%, 11/15/2019	2,395,000	2,914,892
5.750%, 08/15/2021	435,000	490,073
Comerica Bank,
5.200%, 08/22/2017	1,220,000	1,358,487
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,274,845) * f	4,000,000	4,497,260
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,075,000	2,294,539
Credit Suisse New York,
5.300%, 08/13/2019 f	3,220,000	3,639,305
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,458,973
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	2,652,000	2,823,240
Fifth Third Bank,
4.750%, 02/01/2015	2,930,000	3,071,551
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	393,946	433,429
First Tennessee Bank, National Association,
5.650%, 04/01/2016	4,263,000	4,593,949
General Electric Capital Corporation:
6.000%, 08/07/2019	1,600,000	1,862,050
5.500%, 01/08/2020	2,300,000	2,606,749
5.550%, 05/04/2020 @	2,850,000	3,229,024
Genworth Holdings, Inc.:
5.750%, 06/15/2014 @	1,150,000	1,188,325
4.900%, 08/15/2023	1,500,000	1,506,039
GMAC Inc.:
7.500%, 12/31/2013	80,000	81,100

8.000%, 12/31/2018	96,000	108,000
Great West Life & Annuity Insurance,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,818,000
HSBC Finance Corporation,
6.676%, 01/15/2021	2,059,000	2,351,292
HSBC USA Inc.,
2.375%, 02/13/2015	1,000,000	1,022,446
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,395,666
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011, Cost $3,084,842) * f	2,800,000	3,376,478
ING Bank N.V.:
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,323,225) * f	2,300,000	2,378,844
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,187,544) * @ f	2,000,000	2,147,240
ING U.S., Inc.,
2.900%, 02/15/2018	2,000,000	2,008,160
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	3,922,997
Istar Financial, Inc.,
5.850%, 03/15/2017	75,000	77,812
J.P. Morgan Chase & Co.,
4.500%, 01/24/2022	3,000,000	3,129,306
Jefferies Group, Inc.,
6.875%, 04/15/2021	2,000,000	2,218,340
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,998,842) *	2,325,000	2,795,073
Kemper Corporation,
6.000%, 05/15/2017	600,000	655,429
KeyBank National Association:
7.413%, 05/06/2015	2,000,000	2,181,964
7.413%, 05/06/2015	2,000,000	2,181,964
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 06/12/2009, Cost $2,606,375) * f	2,600,000	2,698,922
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 04/18/2013, Cost $842,277) * f	850,000	800,748
Liberty Mutual Group Inc.:
5.750%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010, Cost $996,507) *	1,000,000	1,018,421
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	1,950,618
Lloyds TSB Bank PLC:
4.875%, 01/21/2016 f	225,000	243,144
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,905,028) * f	2,900,000	3,306,621
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,221,721
5.000%, 01/17/2017	1,000,000	1,080,411
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,026,100
Magyar Nemzeti Bank,
8.875%, 11/01/2013 f	350,000	351,643
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,300,000	2,466,736
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	1,197,000	1,303,241
2.550%, 10/15/2018	1,000,000	1,005,141
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,801,330
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	335,000
Merey Sweeny, L.P.,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $2,025,858) *	1,725,445	1,979,619
Merrill Lynch & Company:
5.700%, 05/02/2017	1,000,000	1,103,882
6.875%, 04/25/2018	1,000,000	1,178,505
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,225,453
Morgan Stanley:
4.750%, 04/01/2014	150,000	152,580
3.800%, 04/29/2016	125,000	131,566
6.625%, 04/01/2018	1,600,000	1,857,531
7.300%, 05/13/2019	2,700,000	3,230,669
National Australia Bank Limited:
0.771%, 10/08/2015 (Acquired 02/19/2013, Cost $3,101,492) * f	3,100,000	3,098,800
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,725,000	1,812,501
Nomura Holdings Inc.:

5.000%, 03/04/2015 @ f	2,500,000	2,626,942
2.000%, 09/13/2016 f	2,450,000	2,457,404
NYSE Euronext,
2.000%, 10/05/2017	675,000	675,786
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,703,036
Protective Life Corporation,
7.375%, 10/15/2019	1,175,000	1,420,718
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 11/06/2012 through 07/23/2013, Cost $2,625,658) *	2,550,021	2,630,005
Prudential Financial, Inc.:
3.875%, 01/14/2015	200,000	207,884
7.375%, 06/15/2019	850,000	1,052,520
Prudential Holdings LLC,
8.695%, 12/18/2023 (Acquired 03/26/2013, Cost $1,648,668) *	1,300,000	1,634,087
Regions Bank,
7.500%, 05/15/2018	1,825,000	2,146,410
Regions Financial Corporation,
5.750%, 06/15/2015	1,500,000	1,607,265
Royal Bank of Canada,
1.200%, 09/19/2018 f	2,800,000	2,766,784
Simon Property Group, L.P.,
5.750%, 12/01/2015	400,000	437,656
SLM Corporation:
5.000%, 10/01/2013	4,000,000	4,000,000
5.375%, 05/15/2014	1,578,000	1,611,532
Societe Generale:
2.750%, 10/12/2017 @ f	2,750,000	2,814,625
2.625%, 10/01/2018 f	1,000,000	1,002,113
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,395,781) * @ f	1,250,000	1,359,661
Sovereign Bank,
8.750%, 05/30/2018	3,080,000	3,675,740
St. Paul Travelers, Inc.,
6.250%, 06/20/2016	2,900,000	3,299,545
Sumitomo Mitsui Banking Corporation,
2.500%, 07/19/2018 f	3,000,000	3,035,274
SunTrust Bank:
3.600%, 04/15/2016	2,450,000	2,586,541
5.450%, 12/01/2017	500,000	552,105
7.250%, 03/15/2018	1,406,000	1,678,410
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,361,481
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	288,218
2.875%, 04/04/2017 f	1,500,000	1,561,269
Swedbank AB,
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * @ f	3,250,000	3,195,595
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011, Cost $1,043,280) *	1,000,000	1,073,722
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * @ f	3,800,000	3,781,961
The Bank of Nova Scotia:
0.654%, 03/15/2016 f	4,000,000	4,005,116
2.550%, 01/12/2017 f	150,000	155,406
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,588,566
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,691,518
7.250%, 02/01/2018	2,275,000	2,724,883
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	378,101
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018 @	3,900,000	4,460,625
2.900%, 07/19/2018	1,000,000	1,008,034
The Hartford Financial Services Group, Inc.:
4.000%, 03/30/2015	1,000,000	1,041,808
5.500%, 10/15/2016	1,500,000	1,661,057
The Navigators Group Inc.,
7.000%, 05/01/2016	2,320,000	2,519,905
The Royal Bank of Scotland Group PLC:
2.550%, 09/18/2015 f	200,000	204,292
5.625%, 08/24/2020 f	3,300,000	3,643,645
6.125%, 01/11/2021 @ f	1,300,000	1,465,983

UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,309,036
Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,809,918
UnionBanCal Corp.,
3.500%, 06/18/2022	225,000	219,745
Wachovia Bank, NA,
6.000%, 11/15/2017	1,479,000	1,704,695
Wells Fargo & Company,
0.794%, 07/20/2016	3,000,000	3,010,848
Wells Fargo Bank NA,
Series AI, 4.750%, 02/09/2015	1,015,000	1,066,961
Westpac Banking Corporation:
3.000%, 08/04/2015 f	3,000,000	3,128,754
1.600%, 01/12/2018 @ f	1,250,000	1,232,146
Willis Group Holdings Limited,
5.750%, 03/15/2021 f	3,250,000	3,509,509
		283,381,372	26.9%
Total Corporate Bonds		579,217,195	55.0%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	195,051	213,582
6.000%, 07/01/2028	13,060	14,424
Federal Home Loan Mortgage Corporation (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	1,964	2,122
Series 1395, Class G, 6.000%, 10/15/2022	15,517	16,790
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	8,557	9,553
Series 1990-108, Class G, 7.000%, 09/25/2020	7,450	8,318
Series G-29, Class O, 8.500%, 09/25/2021	839	961
Series 1991-137, Class H, 7.000%, 10/25/2021	52,395	59,167
Series 1993-32, Class H, 6.000%, 03/25/2023	27,730	29,966
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	898,328	923,165
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	151,433	170,224
		1,448,272	0.1%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	148,865	150,771
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	497,362	510,160
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	599,323	620,799
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	28,103	29,178
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	362,300	375,953
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	454,009	469,268
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	628,517	548,008
Countrywide Alternative Loan Trust:
Series 2005-5R, Class A2, 4.750%, 12/25/2018	37,808	38,082
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	471,527	466,364
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $393,113) *	400,500	364,035
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	714,242	695,957
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	9,808	9,785
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035	96,902	86,415
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	47,129	47,819
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,156,906	1,168,716
Series 2006-A1, Class 2A1, 2.675%, 03/25/2036 §	735,281	559,951
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	199,525	198,884
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	601,904	615,419
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	147,852	152,675
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	136,576	142,865
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	6,564	6,574
Residential Accredit Loans, Inc.,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	55,949	57,000
Salomon Brothers Mortgage Securities VII,
Series 2003-UP2, Class A2, 4.000%, 06/25/2033	131,797	143,322
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	778,376	802,762

Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,348,462	1,418,064
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	417,013	438,261
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	430,723	441,506
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	312,823	323,979
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,991,243	6,405,070
		17,287,642	1.7%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	25,013	25,155
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.329%, 10/25/2036	2,523,740	2,500,701
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 † **	3,921	–
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	716,188	682,185
Series 2004-12, Class AF6, 4.634%, 03/25/2035	43,456	44,562
Series 2005-1, Class AF6, 5.030%, 07/25/2035	2,178,921	2,236,122
Series 2006-13, Class 1AF3, 5.155%, 01/25/2037 §	282,595	275,255
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,347,208	901,569
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	7,402	7,709
Series 1999-1, Class A6F, 6.340%, 12/15/2028	609	607
Series 1999-2, Class A7F, 7.030%, 08/15/2030	532,969	543,101
Equivantage Home Equity Loan Trust,
Series 1996-3, Class A3, 7.700%, 09/25/2027	536	535
Green Tree Financial Corporation:
Series 1993-4, Class A5, 7.050%, 01/15/2019	11,544	11,971
Series 1998-2, Class A5, 6.240%, 12/01/2028	426,142	438,981
Series 1998-3, Class A5, 6.220%, 03/01/2030	624,327	666,328
Series 1998-4, Class A5, 6.180%, 04/01/2030	243,690	250,794
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	8,462	8,476
Master Credit Card Trust,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/24/2012, Cost $5,998,817) * f	6,000,000	5,981,874
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	106,518	111,313
RAAC Series,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	54,322	54,304
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	15,699	15,748
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	219,814	215,343
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.559%, 11/25/2037	2,970,909	2,678,648
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.849%, 10/25/2035	4,959,898	4,824,354
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $3,130,351) *	3,130,388	3,186,922
		25,662,557	2.4%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	6,790,000	7,175,135
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.393%, 07/15/2044	5,600,000	5,969,634
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	4,000,000	4,231,308
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	3,375,000	3,358,274
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,125,000	1,118,522
FHLMC Multifamily Structured Pass Through Certificates:
Series K-501, Class A2, 1.655%, 11/25/2016	300,000	304,661
Series K-702, Class A2, 3.154%, 02/25/2018	275,000	290,272
Series K-704, Class A2, 2.412%, 08/25/2018	300,000	306,224
Series K-705, Class A2, 2.303%, 09/25/2018	3,000,000	3,039,042
Series K-708, Class A2, 2.130%, 01/25/2019	8,300,000	8,303,411
Series K-003, Class A4, 5.053%, 01/25/2019	4,000,000	4,537,108
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,432,015
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,478,495
Series K-006, Class A2, 4.251%, 01/25/2020	1,863,000	2,031,031
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	177,111	177,306
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,262,025

	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,000,000	5,348,175
			63,362,638	6.0%
	Total Long-Term Investments (Cost $1,021,482,793)		1,035,626,931	98.4%

		Shares
	SHORT-TERM INVESTMENTS
	Money Market Mutual Fund
	Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «	12,475,533	12,475,533
	Total Short-Term Investments (Cost $12,475,533)		12,475,533	1.2%

		Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING
	Commercial Paper
	Atlantic East Funding LLC, 0.529%, 03/25/2014 † **	$1,654,304	1,304,166
	Total Commercial Paper (Cost $1,654,304)		1,304,166	0.1%
		Shares
	Investment Companies
	Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	128,761,058	128,761,058
	Total Investment Companies (Cost $128,761,058)		128,761,058	12.3%

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $130,415,362)		130,065,224	12.4%
	Total Investments (Cost $1,164,373,688)		1,178,167,688	112.0%

	Asset Relating to Securities Lending Investments
	Support Agreement ** ^ α †		350,138
	Total (Cost $0)		350,138	0.0%
	Liabilities in Excess of Other Assets		(126,129,374)	(12.0)%
	TOTAL NET ASSETS		$1,052,388,452	100.0%

	Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$258,756,516	$-	$258,756,516
U.S. Government Agency Issues	-	40,946,416	-	40,946,416
Taxable Municipal Bonds	-	33,055,107	-	33,055,107
Other Government Related Securities	-	15,890,588	-	15,890,588
Corporate Bonds	-	579,214,273	2,922	579,217,195
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,448,272	-	1,448,272
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	17,287,642	-	17,287,642
Asset Backed Securities	-	25,662,557	-	25,662,557
Commercial Mortgage-Backed Securities	-	63,362,638	-	63,362,638
Total Fixed Income	-	1,035,624,009	2,922	1,035,626,931

Short-Term Investments
Money Market Mutual Fund	12,475,533	-	-	12,475,533
Total Short-Term Investments	12,475,533	-	-	12,475,533

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,304,166	-	1,304,166
Investment Companies	128,761,058	-	-	128,761,058
Total Investments Purchased with
Cash Proceeds from Securities Lending	128,761,058	1,304,166	-	130,065,224

Total Investments	$141,236,591	$1,036,928,175	$2,922	$1,178,167,688

Asset Relating to Securities Lending Investments	$-	$350,138	$-	$350,138

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. Two securities that are priced at fair value by the Valuation Committee instead of the Fund's pricing vendor are valued using Level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$1,461
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	483
Purchases	978
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2013	$2,922

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,160,440
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,238,501
Montgomery Alabama Special Care Facility Revenue,
5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,540,000	1,620,265
		4,019,206	0.4%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,064,350	0.1%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Callable 07/01/2017)	1,000,000	1,072,480
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	2,029,204
Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
5.000%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded)(Insured by NPFGC)	1,540,000	1,592,838
		4,694,522	0.4%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM) ^	7,045,000	5,877,362
Coalinga California Regional Medical Center,
5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,420,000	2,569,846
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM) ^	965,000	671,129
Contra Costa County California Certificate Participation,
0.000%, 11/01/2014 (ETM) ^	3,000,000	2,990,640
Mount Diablo California Hospital District Revenue,
5.000%, 12/01/2013 (ETM)	420,000	423,230
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,569,607
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	2,080,728
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM) ^	6,865,000	6,047,790
0.000%, 01/01/2023 (ETM) ^	14,000,000	10,750,040
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM) ^	17,295,000	15,384,594
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,277,329
		52,642,295	5.1%
Colorado
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,526,759
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	7,410,000	8,052,299
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM) ^	1,330,000	1,316,859
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM) ^	16,410,000	12,744,991
0.000%, 10/01/2022 (ETM) ^	17,540,000	13,622,616
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,682,859
		44,946,383	4.3%
Florida
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,114,747
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,561,076
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,572,234
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,906,487

Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,750,000	2,040,990
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM) ^	4,130,000	3,743,804
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,548,046
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,878,275
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	6,024,158
6.875%, 10/01/2022 (ETM)	3,175,000	4,091,273
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 11/01/2013)(ETM)	1,590,000	1,842,492
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,500,000	1,647,375
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,354,940
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,285,000	2,748,352
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,840,000	2,477,947
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,814,539
Miami-Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,219,600
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	7,876,172
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,297,330
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,320,345
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,005,000	1,123,087
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Callable 11/01/2017)	1,000,000	1,151,210
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,880,000	1,967,721
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,076,410
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	6,036,628
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	3,000,000	3,412,170
		102,847,408	9.9%
Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,896,864
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (Callable 11/01/2013)(ETM)	8,050,000	9,995,765
Fulton County Georgia Hospital Authority Revenue,
7.875%, 10/01/2013 (ETM)	245,000	245,000
Georgia Municipal Electric Authority Power Revenue:
6.500%, 01/01/2017 (Insured by AGM)	120,000	126,910
6.500%, 01/01/2017 (Insured by AGM)	7,350,000	7,976,661
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,575,564
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Pre-refunded to 06/15/2014)	2,030,000	2,167,512
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	720,000	577,534
0.000%, 12/01/2021 (ETM) ^	3,510,000	2,815,476
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,087,828
		56,465,114	5.4%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,482,083
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,845,544
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,284,506
6.000%, 01/01/2020 (Insured by NPFGC)	1,745,000	1,923,775
Chicago Illinois Public Building Community Building Revenue:

7.000%, 01/01/2015 (ETM)	1,990,000	2,079,928
7.000%, 01/01/2020 (ETM)	1,555,000	1,945,025
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	3,934,214
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	3,014,584
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,755,182
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,499,320
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	1,095,000	1,226,159
Illinois Development Financial Authority,
0.000%, 07/15/2023 (ETM) ^	16,860,000	12,418,233
Illinois Finance Authority,
0.000%, 07/15/2025 (ETM) ^	9,560,000	6,344,494
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,097,290
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,104,000
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,238,300
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,358,680
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,303,763
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,190,798
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,297,736
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
9.000%, 01/01/2015 (Insured by AMBAC)	1,000,000	1,100,520
7.000%, 01/01/2018 (Insured by AMBAC)	6,140,000	7,480,976
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 ^	13,625,000	10,430,074
Lake County Illinois Community Consolidated School District:
0.000%, 12/01/2013 (Insured by NPFGC) ^	1,920,000	1,912,915
0.000%, 12/01/2014 (Insured by NPFGC) ^	1,875,000	1,839,357
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,205,936
McHenry & Kane Counties Illinois Community School District No. 158,
0.000%, 01/01/2016 (Insured by NPFGC) ^	1,970,000	1,836,946
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	2,031,130
5.500%, 12/15/2023 (ETM)	2,250,000	2,696,873
Regional Transportation Authority Illinois,
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,698,696
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,220,007
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,584,336
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,140,828
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM) ^	155,000	145,658
0.000%, 01/01/2018 (Insured by AGM) ^	1,205,000	1,068,172
		108,736,038	10.5%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,240,362
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	1,000,000	1,109,160
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,491,090
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,253,661
Indiana Toll Road Commission,
9.000%, 01/01/2015 (ETM)	455,000	483,983
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,326,725
Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,991,871
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,065,590
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,780,895
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,130,210

		15,873,547	1.5%
Iowa
Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
5.000%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,010,000	1,040,845	0.1%
Kansas
City of Wichita KS,
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	630,000	750,683
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,125,895
		2,876,578	0.3%
Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,884,320
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	12,940,000	15,637,860
		19,522,180	1.9%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,680,000	11,915,596
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,200,000	23,241,984
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,077,939
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,789,300
		49,024,819	4.7%
Maine
Maine Health & Higher Education Facilities Authority,
5.000%, 07/01/2035 (Pre-refunded to 07/01/2015)	4,340,000	4,689,066	0.5%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,433,713
State of Maryland,
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,299,394
		2,733,107	0.3%
Massachusetts
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,975,000	2,236,371
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,536,908
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,170,300
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	3,155,000	3,319,975
6.500%, 07/15/2019 (ETM)	2,855,000	3,319,052
		31,582,606	3.0%
Michigan
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,000,000	1,041,270
Detroit Michigan Sewer Disposal Revenue,
5.000%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,185,000	2,360,740
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,648,068
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,491,345
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC)	2,275,000	2,501,203
Livonia Michigan Public Schools School District:
5.000%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,295,000	4,392,196
5.000%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,000,000	3,057,870
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	8,142,680
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,176,560
State of Michigan,
0.000%, 06/01/2022 (ETM) ^	2,000,000	1,534,820
		30,346,752	2.9%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	885,000	924,984
4.500%, 07/01/2034 (Callable 07/01/2021)	1,745,000	1,850,049
University of Minnesota,
5.500%, 07/01/2021 (ETM)	8,455,000	9,965,570
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	1,195,000	1,277,312
		14,017,915	1.3%

Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,216,371
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM) ^	1,500,000	1,488,345
		2,704,716	0.3%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,139,050	0.1%
Nebraska
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	7,410,000	8,125,880	0.8%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,319,470	0.2%
New Hampshire
New Hampshire Housing Finance Authority Revenue Bonds,
5.250%, 07/01/2028 (Callable 01/01/2021)	4,405,000	4,707,447
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,175,950
		5,883,397	0.6%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,130,207
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	8,180,000	8,347,935
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,871,264
5.250%, 12/15/2020	5,000,000	5,875,500
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	970,000	1,041,480
6.500%, 01/01/2016 (ETM)	80,000	85,895
5.500%, 01/01/2025	2,000,000	2,350,740
		21,703,021	2.1%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	1,080,000	1,123,740
4.500%, 09/01/2028 (Callable 03/01/2020)	920,000	966,350
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,081,110
		3,171,200	0.3%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016	1,520,000	1,582,639
3.125%, 06/15/2017	1,000,000	1,039,190
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,102,360
3.000%, 06/15/2018	1,070,000	1,112,383
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,201,600
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	16,270,579
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,622,406
New York State Dormitory Authority and Personal Income Tax Revenue,
5.000%, 12/15/2017	2,000,000	2,321,940
New York, New York:
5.000%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,000,000	1,062,310
5.000%, 08/01/2017	5,000,000	5,720,800
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,289,228
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	5,297,963
Susquehanna Valley Central School District:
3.125%, 06/15/2017	1,155,000	1,198,162
3.125%, 06/15/2019	1,375,000	1,399,090
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	165,000	160,425
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	16,103,954
		62,485,029	6.0%
North Carolina

North Carolina Eastern Municipal Power Agency,
5.000%, 01/01/2021 (ETM)	7,490,000	8,896,847
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,258,789
6.400%, 01/01/2021 (ETM)	5,750,000	6,794,085
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,828,087
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,895,000	2,425,297
North Carolina Medical Care Community Hospital Revenue,
5.250%, 11/01/2029 (Pre-refunded to 11/01/2014)	6,495,000	6,839,235
		41,042,340	3.9%
Ohio
Akron Ohio Community Learning Center Income Tax Revenue,
5.250%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,000,000	1,008,140
Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,248,960
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,963,003
4.000%, 12/01/2018	1,865,000	2,046,036
4.000%, 12/01/2019	1,940,000	2,124,901
5.000%, 12/01/2020	2,015,000	2,337,622
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 11/01/2013)(ETM)	80,000	87,573
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	2,275,000	2,401,103
State of Ohio,
5.500%, 02/01/2020	1,195,000	1,444,767
		15,662,105	1.5%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,459,174
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,591,209
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,885,145
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	10,060,000	12,188,495
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,197,691
3.750%, 10/01/2018	1,760,000	1,825,771
3.900%, 04/01/2019	1,025,000	1,059,840
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,723,424
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	2,039,025
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,395,000	2,888,394
Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
7.250%, 09/01/2014 (Callable 10/17/2013)(ETM)	315,000	335,295
5.000%, 09/01/2029 (Pre-refunded to 09/01/2015)	4,500,000	4,887,360
St. Mary Hospital Authority Pennsylvania Health Revenue,
5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,510,000	1,595,013
		35,675,836	3.4%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	4,920,360
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (Pre-refunded to 07/01/2017) ^	5,010,000	4,510,904
0.000%, 07/01/2017 (Pre-refunded to 07/01/2017) ^	3,000,000	2,652,810
Puerto Rico Public Building Authority,
5.500%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,625,000	1,688,538
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,376,384
		15,148,996	1.5%
South Carolina
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,375,000	8,169,881	0.8%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	660,000	711,619	0.1%
Tennessee
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM) ^	1,050,000	862,774
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	4,395,000	4,860,606

Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	3,955,000	4,171,774
		9,895,154	1.0%
Texas
Barbers Hill Independent School District,
5.000%, 02/15/2019 (PSF Guaranteed)	2,010,000	2,349,931
Barbers Hill Texas Independent School District General Obligation,
5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,125,000	2,250,843
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM) ^	6,060,000	5,959,040
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM) ^	1,500,000	1,461,300
City of Houston TX Utility System Revenue,
5.500%, 12/01/2024 (ETM)	1,735,000	2,170,381
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,192,430
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,181,669
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2017 (Pre-refunded to 02/15/2016)	1,085,000	1,201,084
5.000%, 02/15/2017	415,000	455,986
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,848,042
Denton Independent School District,
5.000%, 08/15/2023 (Callable 08/15/2022)(PSF Guaranteed)	3,105,000	3,664,676
El Paso Texas Waterworks & Sewer Revenue,
5.000%, 08/15/2018	1,355,000	1,567,098
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,843,140
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,141,813
Georgetown Texas Independent School District,
5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,000,000	1,059,650
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,799,226
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	211,974
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,830,000	8,273,042
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,780,000	5,526,015
Houston Texas Sewer System Revenue,
9.375%, 10/01/2013 (ETM)	430,000	430,000
Houston Texas Utility System Revenue,
5.250%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,000,000	3,090,450
Houston Texas Water & Sewer System Revenue Bonds:
0.000%, 12/01/2023 (ETM) ^	1,500,000	1,099,530
5.500%, 12/01/2029 (ETM)	16,050,000	19,897,185
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,779,660
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,220,925
La Porte Independent School District/TX,
5.000%, 02/15/2018 (Callable 02/15/2015)	85,000	89,555
Lamar Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	6,760,000	8,035,544
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	800,000	934,104
Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,816,066
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,730,000	2,388,351
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,086,530
Lufkin Texas Independent School District,
5.000%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,735,000	1,805,372
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,651,100
Mission Consolidation Independent School District,
5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,265,000	1,331,362
North Central Texas Health Facilities Revenue,
5.750%, 02/15/2015 (ETM)	1,125,000	1,198,451
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,306,367
Retama Texas Development Corporation Special Facilities Revenue,

8.750%, 12/15/2018 (ETM)	2,035,000	2,727,999
Rockwall Texas Independent School District,
5.000%, 02/15/2015 (PSF Guaranteed)	1,295,000	1,379,240
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	13,723,873
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM) ^	2,100,000	2,079,735
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,161,140
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,186,403
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,774,567
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM) ^	1,800,000	1,758,096
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,230,242
Texas State:
5.000%, 10/01/2018	6,285,000	7,359,546
5.000%, 04/01/2020 (Callable 04/01/2016)	3,965,000	4,353,729
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,376,946
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,376,091
		151,805,499	14.6%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,552,158
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,020,270
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 11/01/2013)(ETM)	160,000	173,194
		6,745,622	0.6%
Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,269,718
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,806,810
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,590,625
		4,667,153	0.4%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	4,946,130
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 11/01/2013)(ETM)	3,605,000	4,388,222
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,063,505
University of Washington,
5.000%, 07/01/2022	6,505,000	7,746,870
Walla Walla County School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,488,982
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	415,000	529,648
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,035,000	5,184,935
Washington State:
5.000%, 07/01/2018 (Callable 11/01/2013)	1,500,000	1,505,010
5.000%, 01/01/2021	10,000,000	11,850,600
5.500%, 07/01/2023	5,000,000	6,069,950
		46,773,852	4.5%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,327,852	0.1%
Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,000,000	3,164,130
State of Wisconsin,
5.000%, 05/01/2022	10,000,000	11,783,900
Wisconsin State Health & Educational Facilities Revenue,
5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,320,000	3,411,964

		18,359,994	1.8%
Total Municipal Bonds (Cost $981,485,530)		1,010,640,397	97.2%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	18,515,184	18,515,184
Total Short-Term Investments (Cost $18,515,184)		18,515,184	1.8%

Total Investments (Cost $1,000,000,714)		1,029,155,581	99.0%
Other Assets in Excess of Liabilities		10,961,373	1.0%
TOTAL NET ASSETS		$1,040,116,954	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Baird Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$1,010,640,397	$-	$1,010,640,397
Total Fixed Income	-	1,010,640,397	-	1,010,640,397

Short-Term Investments
Money Market Mutual Fund	18,515,184	-	-	18,515,184
Total Short-Term Investments	18,515,184	-	-	18,515,184

Total Investments	$18,515,184	$1,010,640,397	$-	$1,029,155,581

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$145,175,000	$142,521,056
5.250%, 11/15/2028 @	60,950,000	76,206,516
4.375%, 02/15/2038	66,200,000	74,961,173
3.500%, 02/15/2039	8,000,000	7,847,504
		301,536,249	16.4%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	5,000,000	5,399,150
California Qualified School Construction Bonds:
5.041%, 07/01/2020	2,500,000	2,697,400
7.155%, 03/01/2027	7,500,000	8,128,950
California School Finance Authority,
5.043%, 01/01/2021 (Callable 12/31/2015)	2,000,000	2,044,660
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	5,975,000	6,471,104
Cuyahoga County Ohio Industrial Development Revenue,
9.125%, 10/01/2023	1,000,000	920,430
Eaton Ohio Community City Schools,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,580,000	2,655,749
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,975,000	5,065,595
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,380,000	1,353,007
3.750%, 07/01/2034 (Callable 07/01/2023)	3,965,000	3,950,647
San Dieguito California Public Facilities,
6.459%, 05/01/2027	6,360,000	6,912,302
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	5,000,000	5,151,550
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,650,000	2,704,139
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	6,495,000	6,198,893
West Contra Costa Unified School District,
6.250%, 08/01/2030	2,000,000	2,008,140
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	4,000,000	4,209,640
		65,871,356	3.6%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,842,000	6,816,035
Nexen Inc.,
6.400%, 05/15/2037 f @	3,800,000	4,167,798
PEMEX Project Funding Master Trust:
5.750%, 03/01/2018	2,800,000	3,101,000
6.625%, 06/15/2035	1,000,000	1,056,130
Petrobras Global Finance B.V.,
4.375%, 05/20/2023 f	2,000,000	1,829,572
Petrobras International Finance Company:
3.500%, 02/06/2017 f	5,000,000	5,077,255
5.750%, 01/20/2020 f	1,000,000	1,039,064
The Export-Import Bank of Korea,
4.000%, 01/11/2017 f	1,600,000	1,703,995

Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	2,788,000	2,931,627
		27,722,476	1.5%
Corporate Bonds
Industrials
Acuity Brands Lighting Inc.,
6.000%, 12/15/2019	4,200,000	4,587,143
Ameritech Capital Funding Debentures:
9.100%, 06/01/2016	1,263,456	1,423,659
6.450%, 01/15/2018	2,989,000	3,444,646
Anadarko Petroleum Corporation:
6.375%, 09/15/2017	6,000,000	6,974,862
8.700%, 03/15/2019	2,725,000	3,503,748
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 08/29/2012, Cost $4,162,391) * f	4,000,000	4,167,160
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $2,000,000) * f	2,000,000	2,503,966
Apple, Inc.,
2.400%, 05/03/2023	3,000,000	2,715,543
Bunge Limited Finance Corporation,
5.100%, 07/15/2015	1,289,000	1,372,102
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,800,000	4,220,383
Canadian Natural Resources Limited,
6.500%, 02/15/2037 f	1,100,000	1,255,967
Celgene Corporation,
4.000%, 08/15/2023	2,775,000	2,764,277
CenturyLink Inc.,
Series R, 5.150%, 06/15/2017 @	3,000,000	3,142,500
Comcast Corporation:
4.250%, 01/15/2033 @	6,400,000	6,035,533
6.950%, 08/15/2037	1,000,000	1,258,162
Computer Sciences Corporation,
2.500%, 09/15/2015	5,250,000	5,373,496
ConAgra Foods, Inc.:
5.819%, 06/15/2017	1,687,000	1,913,701
4.950%, 08/15/2020 (Acquired 07/21/2010, Cost $1,996,800) *	2,000,000	2,110,890
9.750%, 03/01/2021	120,000	158,278
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	262,805	279,230
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,090,000
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	460,000	637,416
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	2,500,000	2,893,750
6.125%, 01/15/2017	99,000	107,415
7.625%, 06/15/2020 @	1,000,000	1,065,000
Express Scripts Holding Co,
2.650%, 02/15/2017	3,000,000	3,092,880
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,528,070	2,894,721
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	4,475,000	4,945,220
3.500%, 04/15/2023	4,000,000	3,598,108
Fiserv, Inc.,
4.625%, 10/01/2020	2,000,000	2,092,098
Fomento Economico Mexicano SAB de CV,
4.375%, 05/10/2043 f	4,900,000	4,023,503
Ford Motor Credit Company LLC:
7.000%, 04/15/2015	1,300,000	1,410,590
2.875%, 10/01/2018	7,625,000	7,623,368
Glencore Funding LLC:

6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011, Cost $8,101,063) *	8,092,000	8,287,114
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,975,100) *	5,000,000	4,686,870
4.125%, 05/30/2023 (Acquired 07/22/2013, Cost $454,074) * @	500,000	462,534
GTE Corporation:
6.840%, 04/15/2018	4,635,000	5,407,705
8.750%, 11/01/2021	100,000	128,769
Health Management Association,
6.125%, 04/15/2016	650,000	710,125
Holcim U.S. Finance,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,400,378) * f	1,380,000	1,564,832
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,485,005
Hyundai Capital Services Inc.:
6.000%, 05/05/2015 (Acquired 05/20/2013, Cost $2,143,320) * f	2,000,000	2,134,750
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,406,756) * f	2,250,000	2,402,368
3.500%, 09/13/2017 (Acquired 03/07/2012, Cost $1,807,133) * f	1,800,000	1,871,390
Johnson Controls Inc.,
6.000%, 01/15/2036	1,000,000	1,080,940
Lafarge SA,
7.125%, 07/15/2036 f @	1,000,000	1,017,500
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 08/02/2013 through 09/24/2013, Cost $8,922,210) * f	9,140,000	8,878,751
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	1,000,000	957,290
Masco Corporation,
6.125%, 10/03/2016	1,625,000	1,797,656
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $5,443,790) * f @	5,500,000	5,741,087
Murphy Oil Corporation,
4.000%, 06/01/2022 @	5,000,000	4,781,480
Mylan Inc.,
6.000%, 11/15/2018 (Acquired 02/01/2013 through 02/12/2013, Cost $6,632,066) *	6,158,000	6,637,351
Nabors Industries, Inc.,
6.150%, 02/15/2018	1,100,000	1,236,961
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	7,045,000	7,053,496
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,300,000	1,792,562
Pactiv Corporation,
7.950%, 12/15/2025	320,000	291,200
Petrohawk Energy Corporation,
7.250%, 08/15/2018	6,908,000	7,495,180
Plains Exploration & Production Company,
7.625%, 04/01/2020	8,545,000	9,359,971
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	4,355,000	4,760,498
Questar Market Resources Inc.,
6.800%, 03/01/2020	1,000,000	1,067,500
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	500,000	527,285
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	5,500,000	7,137,234
SK Telecom,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,482,015) * f	1,500,000	1,791,057
Sprint Capital Corporation:
6.900%, 05/01/2019 @	2,800,000	2,877,000
8.750%, 03/15/2032	358,000	363,817
Talisman Energy Inc.,
7.750%, 06/01/2019 f	1,200,000	1,454,995
Telecom Italia Capital, SA:
7.175%, 06/18/2019 f	2,000,000	2,198,974
7.200%, 07/18/2036 f	5,994,000	5,569,409

Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f @	2,050,000	2,252,523
6.221%, 07/03/2017 f	5,075,000	5,604,942
Time Warner, Inc.:
7.625%, 04/15/2031	1,100,000	1,369,107
7.700%, 05/01/2032	6,630,000	8,347,933
Time Warner Cable Inc.:
6.550%, 05/01/2037	1,000,000	920,126
6.750%, 06/15/2039	3,100,000	2,888,797
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	7,000,000	8,071,462
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	238,947	249,102
United AirLines, Inc. Pass Through Trust,
Series 002C, 7.762%, 04/29/2049 § ** †	53,574	1,607
Vale Overseas Limited:
8.250%, 01/17/2034 f	3,950,000	4,540,335
6.875%, 11/21/2036 f	1,550,000	1,572,001
6.875%, 11/10/2039 f	1,000,000	1,012,452
Verizon Communications, Inc.,
6.400%, 09/15/2033	8,000,000	8,884,104
Vulcan Materials Co.:
7.000%, 06/15/2018	2,000,000	2,255,000
7.150%, 11/30/2037	500,000	497,500
Wabtec Corporation,
4.375%, 08/15/2023	3,000,000	3,022,869
Westvaco Corporation,
9.750%, 06/15/2020	160,000	204,400
Woodside Finance Limited,
8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $3,598,884) * f	3,600,000	3,699,544
Xerox Corporation,
8.250%, 05/15/2014	5,220,000	5,456,174
Xstrata Finance Canada Ltd,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $727,290) * f	690,000	753,769
Yara International ASA,
5.250%, 12/15/2014 (Acquired 10/02/2012 through 11/09/2012, Cost $6,574,019) * f	6,290,000	6,569,276
		281,862,994	15.3%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,900,000	7,231,179
Arizona Public Service Senior Unsecured Notes,
8.750%, 03/01/2019	850,000	1,098,827
Beaver Valley Funding Corporation Debentures,
9.000%, 06/01/2017	511,000	515,594
Constellation Energy Group Inc.,
4.550%, 06/15/2015	5,862,000	6,196,017
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $7,149,862) *	5,675,000	7,229,910
El Paso Pipeline Partners Operating Co LLC,
7.500%, 11/15/2040	4,500,000	5,487,507
Enel Finance International:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,464,110) * f	2,475,000	2,582,190
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,894,965) * f	1,900,000	1,895,326
Energy Transfer Partners, L.P.,
9.700%, 03/15/2019	1,000,000	1,278,889
Exelon Generation Company, LLC,
6.200%, 10/01/2017	2,200,000	2,522,076
FPL Group Capital, Inc.,
Series D, 7.300%, 09/01/2067	2,750,000	2,983,750
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 06/27/2006, Cost $182,737) *	183,144	183,808
Kinder Morgan Energy Partners, L.P.:

9.000%, 02/01/2019	1,000,000	1,279,723
6.950%, 01/15/2038	2,250,000	2,536,209
6.500%, 09/01/2039	1,000,000	1,085,832
Kinder Morgan Finance,
5.700%, 01/05/2016 f @	900,000	969,452
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 12/23/2011, Cost $30,294) *	30,217	30,328
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	2,165,000	2,657,933
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,587,026) * f @	2,600,000	2,703,542
Maritimes & Northeast Pipeline, LLC,
7.500%, 05/31/2014 (Acquired 06/18/2013, Cost $8,700,581) *	8,404,000	8,694,963
National Rural Utilities Corporation,
8.000%, 03/01/2032	3,175,000	4,302,116
ONEOK Partners, L.P.:
6.150%, 10/01/2016	3,401,000	3,843,810
8.625%, 03/01/2019	3,290,000	4,149,733
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	2,060,000	2,190,979
PSEG Power LLC:
5.320%, 09/15/2016 @	3,223,000	3,567,706
5.125%, 04/15/2020	4,005,000	4,454,437
RGS (I&M) Funding Corporation Debentures,
Series F*, 9.820%, 12/07/2022	1,063,416	1,319,380
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,998,220) * @	2,000,000	1,690,000
Southern Natural Gas,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,397,676) *	1,400,000	1,591,540
Spectra Energy Capital LLC,
5.668%, 08/15/2014	1,000,000	1,041,544
Williams Partners L.P.,
6.300%, 04/15/2040	3,100,000	3,268,625
		90,582,925	4.9%
Finance
Ally Financial Inc.,
6.750%, 12/01/2014	150,000	157,312
American General Finance Corporation,
6.900%, 12/15/2017	500,000	522,500
American International Group, Inc.:
5.450%, 05/18/2017	3,000,000	3,353,448
8.250%, 08/15/2018	2,000,000	2,493,660
6.400%, 12/15/2020 @	930,000	1,095,924
4.125%, 02/15/2024	1,000,000	1,000,689
8.175%, 05/15/2058	1,000,000	1,170,500
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	2,000,000	2,496,640
AmSouth Bancorp,
6.750%, 11/01/2025	250,000	268,335
Associates Corporation of North America,
6.950%, 11/01/2018	5,225,000	6,206,563
BAC Capital Trust VI,
5.625%, 03/08/2035	400,000	397,814
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	1,715,000	1,957,623
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,175,000	1,859,625
Barclays Bank PLC,
6.750%, 05/22/2019 f	4,000,000	4,779,264
BNP Paribas SA,
3.250%, 03/03/2023 f @	4,000,000	3,746,288
Cie de Financement Foncier SA,

2.500%, 09/16/2015 (Acquired 08/13/2012 through 08/14/2012, Cost $1,529,189) * f	1,500,000	1,544,931
Citigroup, Inc.:
4.450%, 01/10/2017	1,000,000	1,082,768
6.125%, 11/21/2017	2,775,000	3,191,192
CNA Financial Corporation,
6.500%, 08/15/2016	5,000,000	5,654,500
Commonwealth Bank of Australia,
0.871%, 10/08/2015 (Acquired 01/09/2013, Cost $5,002,318) * f	5,000,000	4,991,105
Countrywide Financial Corporation,
6.250%, 05/15/2016	5,330,000	5,893,925
Credit Agricole S.A.:
1.096%, 10/03/2016 (Acquired 09/26/2013, Cost $2,000,000) * f	2,000,000	1,998,822
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $1,000,000) * f @	1,000,000	959,000
Credit Suisse New York,
5.300%, 08/13/2019 f	1,575,000	1,780,095
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,410,000	2,565,614
First Empire Capital Trust I,
8.234%, 02/01/2027	3,135,000	3,189,662
First Empire Capital Trust II,
8.277%, 06/01/2027	1,575,000	1,606,500
First Hawaiian Capital Trust I,
Series B, 8.343%, 07/01/2027	3,749,000	3,814,607
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	464,293	510,827
First Tennessee Bank, National Association,
5.050%, 01/15/2015	5,045,000	5,247,052
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,997,480) *	2,000,000	1,953,190
General Electric Capital Corporation:
5.550%, 05/04/2020	6,200,000	7,024,544
4.650%, 10/17/2021	6,000,000	6,394,338
Genworth Holdings, Inc.:
5.750%, 06/15/2014 @	1,416,000	1,463,190
4.900%, 08/15/2023	1,500,000	1,506,039
GMAC Inc.:
7.500%, 12/31/2013	336,000	340,620
8.000%, 12/31/2018	403,000	453,375
Goldman Sachs Capital I,
6.345%, 02/15/2034 @	1,180,000	1,142,371
Great West Life & Annuity Insurance,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,783,656) *	2,800,000	2,828,000
Highmark Inc. Notes,
4.750%, 05/15/2021 (Acquired 05/03/2011, Cost $2,987,880) *	3,000,000	2,836,830
HSBC Holdings PLC,
6.500%, 09/15/2037 f	2,100,000	2,380,079
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $405,010) *	400,000	406,500
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $507,622) *	500,000	508,377
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,395,666
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009, Cost $6,176,851) * f	5,700,000	6,873,544
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,648,029) * f @	3,650,000	3,854,217
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $2,132,951) * f	2,150,000	2,258,145
Invesco Finance PLC,
3.125%, 11/30/2022 f	6,612,000	6,139,374
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	600,000	629,084
5.600%, 07/15/2041	4,600,000	4,959,444

J.P. Morgan Chase Bank NA,
5.875%, 06/13/2016	3,000,000	3,344,925
Jefferies Group, Inc.:
6.875%, 04/15/2021	4,000,000	4,436,680
6.250%, 01/15/2036	1,445,000	1,386,612
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $7,569,848) *	6,800,000	8,174,838
Kaupthing Bank,
5.750%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008, Cost $969,046) * § f **	1,250,000	321,875
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010, Cost $5,077,086) * f	5,000,000	5,190,235
Liberty Mutual Group Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,980,950) *	3,000,000	2,925,927
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,445,125) *	2,500,000	3,687,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $361,720) *	565,000	589,833
Lincoln National Corporation,
6.050%, 04/20/2067	1,125,000	1,102,500
Lloyds TSB Bank PLC,
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,566,644) * f	1,600,000	1,824,342
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	6,000,000	6,286,284
Magyar Nemzeti Bank,
8.875%, 11/01/2013 f	510,000	512,394
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017	2,500,000	2,525,485
9.250%, 04/15/2019	1,650,000	2,138,948
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009, Cost $987,100) *	1,000,000	1,447,983
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $800,000) *	800,000	536,000
Merrill Lynch & Company:
6.400%, 08/28/2017	1,000,000	1,149,940
6.875%, 04/25/2018	1,750,000	2,062,384
7.750%, 05/14/2038	1,275,000	1,578,733
MetLife, Inc.,
7.717%, 02/15/2019	1,100,000	1,377,716
6.500%, 12/15/2032 @	522,000	630,842
Mizuho Corporate Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,495,170) * f	3,500,000	3,418,968
Morgan Stanley:
4.750%, 04/01/2014	1,075,000	1,093,494
4.000%, 07/24/2015	1,000,000	1,043,055
7.300%, 05/13/2019	5,725,000	6,850,215
National Australia Bank Limited,
0.771%, 10/08/2015 (Acquired 01/16/2013, Cost $10,009,296) * f	10,000,000	9,996,130
National City Bank,
5.800%, 06/07/2017	2,000,000	2,265,110
Nomura Holdings Inc.,
2.000%, 09/13/2016 f	7,000,000	7,021,154
Protective Life Corp.,
7.375%, 10/15/2019	7,950,000	9,612,520
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 12/19/2012 through 07/23/2013, Cost $7,809,780) *	7,585,194	7,823,111
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 08/13/2013, Cost $2,286,754) *	1,825,000	2,294,007
Rabobank Nederland,
0.508%, 03/07/2016 (Acquired 05/21/2013, Cost $9,934,388) * f	10,000,000	9,984,740
Regions Bank,
7.500%, 05/15/2018	5,000,000	5,880,575
Regions Financial Corporation:
7.750%, 11/10/2014	282,000	302,854

5.750%, 06/15/2015	2,000,000	2,143,020
Republic New York Capital I,
7.750%, 11/15/2026	1,000,000	1,016,400
Republic New York Corporation Debentures,
9.125%, 05/15/2021	700,000	901,676
Santander Issuances,
6.500%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,851,799) * f @	1,800,000	1,827,643
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,100,000) * f	1,100,000	1,100,176
SLM Corporation:
5.375%, 05/15/2014	3,912,000	3,995,130
5.625%, 08/01/2033	500,000	390,000
Sovereign Bank,
8.750%, 05/30/2018	5,100,000	6,086,452
Sparebank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,766,500
Sumitomo Mitsui Banking Corporation,
3.950%, 07/19/2023 f	2,100,000	2,113,963
SunTrust Bank,
7.250%, 03/15/2018	2,100,000	2,506,871
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,032,000	1,238,946
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,996,980) * f	2,000,000	2,016,468
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $995,570) *	1,000,000	1,073,722
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,986,320) * f @	2,000,000	1,990,506
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	3,300,000	3,841,824
The Bank of Nova Scotia,
0.654%, 03/15/2016 f	8,000,000	8,010,232
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
4.100%, 09/09/2023 (Acquired 09/03/2013, Cost $2,216,323) * f @	2,225,000	2,259,131
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	2,550,000	2,760,064
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017 @	1,000,000	1,140,891
6.150%, 04/01/2018 @	6,200,000	7,091,250
7.500%, 02/15/2019	2,200,000	2,658,192
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017	5,000,000	5,357,585
8.125%, 06/15/2038 @	2,200,000	2,494,250
The NASDAQ OMX Group Inc.,
4.000%, 01/15/2015	1,000,000	1,033,656
The Navigators Group Inc.,
7.000%, 05/01/2016	4,921,000	5,345,023
The Royal Bank of Scotland Group PLC,
6.125%, 01/11/2021 f	3,150,000	3,552,189
UBS AG,
5.750%, 04/25/2018 f	3,000,000	3,461,196
Wachovia Bank, NA,
6.000%, 11/15/2017	4,245,000	4,892,787
WellPoint, Inc.,
5.100%, 01/15/2044	1,775,000	1,729,022
Westpac Banking Corporation,
1.600%, 01/12/2018 f @	7,875,000	7,762,521
Willis North America, Inc.:
5.625%, 07/15/2015	750,000	809,969
7.000%, 09/29/2019	5,000,000	5,835,335
		355,904,211	19.4%
Total Corporate Bonds		728,350,130	39.6%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.500%, 07/01/2014	1,546	1,563
6.000%, 06/01/2020	252,258	272,638
5.500%, 11/01/2022	139,862	151,309
5.000%, 06/01/2023	141,445	152,302
5.500%, 07/01/2023	157,800	170,768
2.500%, 04/01/2028	6,749,080	6,801,215
6.500%, 06/01/2029	457,521	508,369
5.500%, 01/01/2036	1,003,193	1,086,611
6.000%, 12/01/2036	730,562	798,652
5.000%, 03/01/2038	7,099,182	7,643,597
5.500%, 05/01/2038	3,302,262	3,571,051
4.500%, 11/01/2039	4,779,265	5,083,254
4.500%, 11/01/2039	10,636,069	11,315,347
3.500%, 06/01/2042	10,036,077	10,194,021
3.500%, 07/01/2042	20,165,133	20,482,382
3.000%, 08/01/2042	35,998,690	35,069,333
3.000%, 10/01/2042	13,084,349	12,746,557
3.000%, 02/01/2043	7,278,835	7,090,922
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019 ^	40,403	40,342
Series 141, Class D, 5.000%, 05/15/2021	28,193	29,884
Series 1074, Class I, 6.750%, 05/15/2021	25,506	27,832
Series 1081, Class K, 7.000%, 05/15/2021	158,569	177,955
Series 163, Class F, 6.000%, 07/15/2021	24,216	26,641
Series 188, Class H, 7.000%, 09/15/2021	57,798	64,389
Series 1286, Class A, 6.000%, 05/15/2022	20,631	22,352
4.500%, 09/01/2040	11,327,258	12,055,716
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	174,345	192,661
5.000%, 12/01/2019	572,751	609,562
Series 1989-94, Class G, 7.500%, 12/25/2019	47,188	52,271
Series 1990-58, Class J, 7.000%, 05/25/2020	7,434	8,272
Series 1990-76, Class G, 7.000%, 07/25/2020	52,956	58,940
Series 1990-105, Class J, 6.500%, 09/25/2020	29,753	32,341
Series 1990-108, Class G, 7.000%, 09/25/2020	9,625	10,746
Series 1991-1, Class G, 7.000%, 01/25/2021	13,636	15,281
Series 1991-86, Class Z, 6.500%, 07/25/2021	21,630	23,758
5.000%, 11/01/2021	4,836,372	5,147,557
5.500%, 01/01/2023	305,851	332,967
Series 1993-58, Class H, 5.500%, 04/25/2023	278,566	304,177
5.500%, 07/01/2023	553,586	602,374
5.000%, 11/01/2023	1,331,903	1,442,679
6.000%, 03/01/2026	529,291	580,526
6.000%, 05/01/2026	1,190,736	1,305,823
3.000%, 04/01/2027	15,514,170	16,079,052
2.500%, 12/01/2027	16,265,292	16,381,358
5.000%, 05/01/2028	898,233	976,421
Series 1998-66, Class C, 6.000%, 12/25/2028	173,958	189,795
4.500%, 08/01/2029	6,139,657	6,643,636
4.500%, 09/01/2029	6,585,506	7,125,613
6.000%, 03/01/2033	165,348	183,077
5.000%, 11/01/2033	173,315	188,472
5.500%, 04/01/2034	3,432,945	3,769,924
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	598,130	612,675
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,904,026	1,956,669
Series 2004-W10, Class A4, 5.750%, 08/25/2034	399,151	400,356
5.500%, 09/01/2034	668,171	729,896
6.000%, 11/01/2034	176,313	195,044

5.500%, 02/01/2035	2,361,937	2,576,601
5.000%, 10/01/2035	10,418,894	11,300,236
5.000%, 11/01/2035	4,357,498	4,721,379
5.500%, 11/01/2036	1,080,155	1,176,563
5.500%, 04/01/2037	5,303,285	5,791,421
6.000%, 08/01/2037	221,584	237,968
4.500%, 11/01/2039	878,692	937,964
4.000%, 08/01/2040	5,476,836	5,746,686
3.500%, 12/01/2040	2,603,986	2,652,731
3.500%, 02/01/2041	22,161,923	22,576,785
4.000%, 02/01/2041	27,428,987	28,788,000
4.000%, 09/01/2041	8,605,457	9,030,284
4.000%, 12/01/2041	27,354,780	28,711,745
3.000%, 05/01/2042	10,506,135	10,272,696
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	142,353	160,374
5.000%, 07/20/2040	8,028,629	8,799,081
4.500%, 01/20/2041	23,993,003	25,966,899
4.000%, 06/20/2042	21,223,860	22,519,984
3.500%, 09/20/2042	13,306,027	13,746,244
		407,450,566	22.2%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	163,367	168,623
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	2,107,352	2,172,823
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	293,594	297,355
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	209,176	213,167
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	3,952,201	4,059,725
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	212,359	219,968
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	335,845	350,649
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,554,872	1,605,474
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	805,348	824,635
Series 2007-1, Class 1A1, 5.950%, 04/25/2022	1,448,599	1,496,810
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	801,335	838,416
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	257,624	247,011
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	519,109	473,536
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	297,197	262,412
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	1,130,786	929,946
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	1,513,997	1,522,578
Chase Mortgage Finance Corporation:
Series 2003-S13, Class A11, 5.500%, 11/25/2033	282,110	281,794
Series 2006-A1, Class 2A3, 2.718%, 09/25/2036 §	3,871,453	3,203,214
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	475,574	474,884
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	512,529	506,917
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	2,282,578	2,224,141
Series 2006-J5, Class 3A1, 5.667%, 07/25/2021	516,990	488,166
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	576,458	592,032
Series 2002-11, Class A4, 6.250%, 10/25/2032	73,753	75,408
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	7,807,911	8,260,637
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	502,190	500,987
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,407,929	1,078,319
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	817,047	711,216
First Horizon Alternative Mortgage Securities:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	325,122	333,081
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	556,774	552,425
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,679,407	1,513,787
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.675%, 03/25/2036 §	735,281	559,951

J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 5.254%, 07/25/2035	6,613,667	6,801,964
Series 2006-A7, Class 2A2, 2.728%, 01/25/2037 §	419,150	353,956
Series 2006-A7, Class 2A4R, 2.728%, 01/25/2037 §	1,790,794	1,512,260
Series 2007-A2, Class 2A3, 2.773%, 04/25/2037	4,675,468	3,856,279
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	842,665	861,586
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	50,576	52,259
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	684,370	703,153
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	435,459	459,290
Residential Accredit Loans, Inc.,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	325,822	331,942
Residential Funding Mortgage Security I,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	42,074	42,455
Salomon Brothers Mortgage Securities VII,
Series 2003-UP2, Class A2, 4.000%, 06/25/2033	531,583	578,067
Structured Asset Securities Corporation,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	742,362	767,952
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	782,721	807,243
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,519,274	1,577,039
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	125,741	132,231
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	476,697	500,986
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	321,247	329,290
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	16,596,310	17,742,650
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	9,319,239	10,045,282
		84,495,971	4.6%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1997-3, Class A9, 6.960%, 03/25/2027	63	64
Bayview Financial Acquisition Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	662,759	675,423
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,500,000	2,053,663
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	120,837	124,363
Series 1993-4, Class A5, 7.050%, 01/15/2019	61,718	64,001
Series 1997-1, Class A5, 6.860%, 03/15/2028	12,705	13,018
Series 1998-2, Class A5, 6.240%, 12/01/2028	954,361	983,115
Series 1997-6, Class A8, 7.070%, 01/15/2029	32,216	33,535
Series 1998-3, Class A5, 6.220%, 03/01/2030	942,187	1,005,571
Series 1998-4, Class A5, 6.180%, 04/01/2030	548,912	564,914
Contimortgage Home Equity Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	56	56
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	3,018,613	3,091,863
Series 2004-S1, Class A3, 5.115%, 02/25/2035	1,724,076	1,761,525
Series 2004-15, Class AF6, 4.613%, 04/25/2035	3,197,884	3,095,695
Series 2005-1, Class AF6, 5.030%, 07/25/2035	5,251,199	5,389,054
Series 2005-11, Class AF3, 4.778%, 02/25/2036	8,744,414	8,034,472
Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,240,255	3,134,182
Series 2005-13, Class AF3, 5.161%, 04/25/2036	3,893,783	3,327,198
Series 2005-17, Class 1AF5, 5.222%, 05/25/2036 §	1,314,355	1,293,064
Series 2005-17, Class 1AF2, 5.363%, 05/25/2036 §	560,739	578,739
Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,171,261	1,114,713
Series 2006-10, Class 1AF3, 5.165%, 09/25/2046	1,500,000	899,710
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	350,281	325,897
Deutsche Mortgage Securities Inc.,
Series 2004-4, Class 1A6, 5.650%, 04/25/2034	88,053	88,100
Equivantage Home Equity Loan Trust,
Series 1996-3, Class A3, 7.700%, 09/25/2027	4,382	4,371
GE Capital Mortgage Services, Inc.:

Series 1997-HE4, Class A7, 6.735%, 12/25/2028	215	214
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	5,547	5,496
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	14,075	14,062
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.736%, 09/25/2034	193,647	194,337
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV4, 0.309%, 08/25/2033	4,149,000	4,063,867
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.349%, 09/25/2036	13,145,805	12,780,838
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	53,259	55,656
PEMEX Finance Ltd.,
Series 1999-2, 10.610%, 08/15/2017 f	3,000,000	3,446,399
RAAC Series,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	171,115	171,057
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,942,438	1,593,613
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	828,292	830,878
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	314,020	307,632
Residential Asset Securities Corporation:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	1,014,056	1,013,557
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	61,720	58,696
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	131,510	133,049
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.849%, 10/25/2035	5,865,575	5,705,281
		68,030,938	3.7%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	12,339,000	13,038,881
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	11,448,000	12,138,005
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	8,754,000	8,692,626
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,375,000	13,989,391
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	10,149,000	10,735,886
GE Capital Commercial Mortgage Corporation,
Series 2005-C4, Class A4, 5.489%, 11/10/2045	10,925,000	11,742,605
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	4,202,882	3,942,329
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	11,455,000	12,055,299
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	7,000,000	6,555,311
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045	16,000,000	15,166,064
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	10,000,000	10,696,350
WF-RBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	12,200,000	12,207,954
		130,960,701	7.1%
Total Long-Term Investments (Cost $1,803,801,258)		1,814,418,387	98.7%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	32,837,920	32,837,920
Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «	35,000,000	35,000,000
Total Short-Term Investments (Cost $67,837,920)		67,837,920	3.7%
	Principal
	Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM

SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.529%, 03/25/2014 † **		$2,271,315	1,790,584
Total Commercial Paper (Cost $2,271,315)			1,790,584	0.1%
		Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «		104,503,316	104,503,316
Total Investment Companies (Cost $104,503,316)			104,503,316	5.7%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $106,774,631)			106,293,900	5.8%
Total Investments (Cost $1,978,413,809)			1,988,550,207	108.2%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †			480,731
Total (Cost $0)			480,731	0.0%
Liabilities in Excess of Other Assets			(150,086,746)	(8.2)%
TOTAL NET ASSETS			$1,838,944,192	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α		The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$301,536,249	$-	$301,536,249
Taxable Municipal Bonds	-	65,871,356	-	65,871,356
Other Government Related Securities	-	27,722,476	-	27,722,476
Corporate Bonds	-	728,348,523	1,607	728,350,130
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	407,450,566	-	407,450,566
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	84,495,971	-	84,495,971
Asset Backed Securities	-	68,030,938	-	68,030,938
Commercial Mortgage-Backed Securities	-	130,960,701	-	130,960,701
Total Fixed Income	-	1,814,416,780	1,607	1,814,418,387

Short-Term Investments
Money Market Mutual Funds	67,837,920	-	-	67,837,920
Total Short-Term Investments	67,837,920	-	-	67,837,920

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,790,584	-	1,790,584
Investment Companies	104,503,316	-	-	104,503,316
Total Investments Purchased with
Cash Proceeds from Securities Lending	104,503,316	1,790,584	-	106,293,900

Total Investments	$172,341,236	$1,816,207,364	$1,607	$1,988,550,207

Asset Relating to Securities Lending Investments	$-	$480,731	$-	$480,731

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$1,607
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2013	$1,607

* Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$72,475,000	$71,150,085
5.250%, 11/15/2028 @	58,975,000	73,737,150
4.375%, 02/15/2038 @	93,000,000	105,307,992
3.500%, 02/15/2039	3,000,000	2,942,814
		253,138,041	8.9%
Taxable Municipal Bonds
Bellevue California Union School District,
5.000%, 08/01/2028	625,000	600,894
California Qualified School Bond Joint Powers Authority,
6.739%, 09/01/2026	2,415,000	2,555,770
California Qualified School Construction Bonds:
5.041%, 07/01/2020	1,500,000	1,618,440
7.155%, 03/01/2027	1,700,000	1,842,562
California State,
5.500%, 03/01/2016	2,000,000	2,201,240
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,544,700
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,359,475
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	1,300,000	1,407,939
Davie Florida Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,083,200
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,018,210
Illinois State:
4.026%, 03/01/2014	2,000,000	2,023,160
4.421%, 01/01/2015	1,600,000	1,650,128
4.961%, 03/01/2016	2,000,000	2,122,160
5.163%, 02/01/2018	3,000,000	3,195,600
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	2,310,000	2,245,412
3.750%, 07/01/2034 (Callable 07/01/2023)	9,875,000	9,839,253
North East Independent School District Texas,
5.240%, 08/01/2027	3,000,000	3,364,200
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,161,725
San Dieguito California Public Facilities,
6.459%, 05/01/2027	1,825,000	1,983,483
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	2,000,000	2,060,620
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,377,580
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	3,190,000	3,044,568
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	4,337,582
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,220,796
		56,858,697	2.0%
Other Government Related Securities
CNOOC Finance 2013 Ltd,
3.000%, 05/09/2023 f	1,000,000	898,807
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	3,940,987
Eksportfinans ASA,
2.000%, 09/15/2015 f	10,000,000	9,750,000
Export-Import Bank of Korea Notes:

5.875%, 01/14/2015 f	3,500,000	3,707,487
4.000%, 01/29/2021 f	1,000,000	1,023,742
Petrobras Global Finance B.V.,
3.000%, 01/15/2019 f	3,000,000	2,821,260
Petrobras International Finance Company:
3.875%, 01/27/2016 f	5,800,000	5,984,376
7.875%, 03/15/2019 f	5,000,000	5,755,400
5.375%, 01/27/2021 f	3,200,000	3,214,672
Petroleos Mexicanos:
4.875%, 03/15/2015 @ f	4,809,000	5,049,450
4.875%, 01/24/2022 f	2,500,000	2,550,000
6.500%, 06/02/2041 f	4,000,000	4,145,512
The Korea Development Bank,
3.000%, 09/14/2022 @ f	4,400,000	4,145,543
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	1,885,000	1,982,108
		54,969,344	1.9%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017	2,450,000	2,429,886
Acuity Brands Lighting Inc.,
6.000%, 12/15/2019	700,000	764,524
Allegheny Technologies Incorporated,
5.875%, 08/15/2023	3,000,000	3,034,251
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,000,000	3,457,323
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,225,000	2,498,408
6.375%, 09/15/2017	968,000	1,125,278
8.700%, 03/15/2019	3,700,000	4,757,382
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,873,463) * f	1,800,000	1,875,222
9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $6,943,913) * f	5,500,000	6,885,906
ArcelorMittal:
5.000%, 02/25/2017 @ f	5,000,000	5,200,000
6.750%, 02/25/2022 @ f	2,000,000	2,105,000
AT&T Inc.,
5.550%, 08/15/2041	1,000,000	992,645
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019	217,610	229,579
Beam, Inc.,
3.250%, 05/15/2022	2,000,000	1,945,990
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,035,405
BP Capital Markets P.L.C.:
0.880%, 09/26/2018 f	5,000,000	5,002,455
4.750%, 03/10/2019 f	1,500,000	1,659,306
Browning-Ferris Industries Inc.,
9.250%, 05/01/2021	1,500,000	1,853,337
Bunge Limited Finance Corporation:
5.100%, 07/15/2015	2,527,000	2,689,916
8.500%, 06/15/2019	7,940,000	9,886,562
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	2,424,000	2,692,160
CenturyLink Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,095,000
CF Industries, Inc.,
3.450%, 06/01/2023	2,000,000	1,853,584
Chesapeake Energy Corporation,
6.500%, 08/15/2017 @	3,544,000	3,907,260
Cliffs Natural Resources Inc.,
3.950%, 01/15/2018 @	11,579,000	11,628,512
CNPC HK Overseas Capital Ltd,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,082,608
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,861,742
Comcast Corporation:

4.250%, 01/15/2033	5,900,000	5,564,007
4.650%, 07/15/2042	2,000,000	1,901,866
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	1,965,594
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	979,287
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	40,268	42,785
Cox Communications, Inc.:
2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $5,226,900) *	5,250,000	4,531,511
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,049,425
CSX Corporation,
6.220%, 04/30/2040	175,000	200,769
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,000,000	1,045,000
Daimler Finance North America LLC:
2.300%, 01/09/2015 (Acquired 08/22/2012, Cost $1,916,991) *	1,890,000	1,919,764
1.650%, 04/10/2015 (Acquired 07/17/2012 through 07/23/2013, Cost $3,628,550) *	3,609,000	3,642,394
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,103,850
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,344,922
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 11/09/2011, Cost $2,473,771) * f	2,450,000	2,548,554
8.750%, 06/15/2030 f	825,000	1,143,192
Devon Financing Corporation, L.L.C.,
7.875%, 09/30/2031	5,000,000	6,438,905
DISH DBS Corporation,
5.000%, 03/15/2023	2,500,000	2,318,750
Dollar General Corporation,
1.875%, 04/15/2018	2,100,000	2,037,947
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,446,875
6.125%, 01/15/2017	76,000	82,460
Eaton Corp:
2.750%, 11/02/2022 (Acquired 11/14/2012, Cost $2,491,600) *	2,500,000	2,329,730
4.000%, 11/02/2032 (Acquired 11/14/2012 through 02/07/2013, Cost $3,648,832) *	3,660,000	3,364,620
Ecolab Inc.,
1.450%, 12/08/2017	5,200,000	5,098,194
Encana Corporation,
6.500%, 05/15/2019 f	500,000	588,698
Express Scripts Holding Co.:
3.500%, 11/15/2016	5,000,000	5,291,735
7.250%, 06/15/2019	4,600,000	5,627,912
4.750%, 11/15/2021 @	4,700,000	5,030,438
Federal Express Corp. 1995 Pass Through Trust,
Series B2, 7.110%, 01/02/2014	102,784	104,277
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	11,884,000	13,132,735
3.500%, 04/15/2023	4,100,000	3,688,061
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,582,749
4.625%, 10/01/2020	3,000,000	3,138,147
3.500%, 10/01/2022	6,650,000	6,296,027
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 @ f	6,000,000	5,338,572
4.375%, 05/10/2043 f	4,000,000	3,284,492
Ford Motor Credit Company LLC:
3.875%, 01/15/2015	2,000,000	2,068,562
2.500%, 01/15/2016	2,000,000	2,039,098
4.207%, 04/15/2016	2,680,000	2,840,141
3.000%, 06/12/2017	3,000,000	3,083,559
France Telecom SA,
2.750%, 09/14/2016 f	1,050,000	1,083,277
Freeport-McMoRan Copper & Gold Inc.:
3.100%, 03/15/2020 (Acquired 09/03/2013, Cost $3,448,984) *	3,800,000	3,573,205
3.550%, 03/01/2022 @	5,000,000	4,598,495
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,119,025

Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/19/2012, Cost $7,187,548) *	7,115,000	7,286,557
4.125%, 05/30/2023 (Acquired 05/22/2013, Cost $9,094,813) * @	9,100,000	8,418,110
GTE Corporation,
8.750%, 11/01/2021	975,000	1,255,496
H. J. Heinz Finance Company,
6.750%, 03/15/2032	10,000,000	10,145,400
Hanson PLC Notes,
6.125%, 08/15/2016 f	8,583,000	9,312,555
Health Management Association,
6.125%, 04/15/2016	4,985,000	5,446,112
Hewlett-Packard Co.,
4.650%, 12/09/2021	4,000,000	3,928,432
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,485,005
Hyundai Capital Services Inc.:
4.375%, 07/27/2016 (Acquired 04/05/2013, Cost $1,180,185) * f	1,100,000	1,174,491
3.500%, 09/13/2017 (Acquired 03/06/2012 through 04/24/2013, Cost $5,320,875) * f	5,140,000	5,343,857
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,570,815
Johnson Controls Inc.,
5.250%, 12/01/2041	1,150,000	1,129,678
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,500,000	4,828,065
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	1,000,000	990,615
Lafarge SA:
6.500%, 07/15/2016 f	3,182,000	3,460,425
7.125%, 07/15/2036 f	1,225,000	1,246,438
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,059,078) * f	10,000,000	10,060,930
2.500%, 05/16/2018 (Acquired 05/07/2013, Cost $4,976,700) * f	5,000,000	4,857,085
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	536,750
6.250%, 05/01/2037	450,000	430,781
Masco Corporation:
6.125%, 10/03/2016	2,150,000	2,378,437
7.125%, 03/15/2020	1,000,000	1,127,500
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,816,743) * @ f	2,800,000	2,922,735
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,049,330
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 02/06/2013, Cost $4,309,010) *	4,000,000	4,311,368
7.875%, 07/15/2020 (Acquired 07/16/2013, Cost $5,717,392) *	5,000,000	5,705,335
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	281,127
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,658,202
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	2,975,000	4,102,210
Northern Tier Energy LLC,
7.125%, 11/15/2020 (Acquired 11/02/2012, Cost $250,000) *	250,000	250,000
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	2,625,000
Pactiv Corporation,
7.950%, 12/15/2025	475,000	432,250
PCCW-HKT Capital No. 3 Limited,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $781,198) * f	775,000	824,976
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,188,078) * f	8,700,000	9,240,018
Pentair Finance S.A.,
2.650%, 12/01/2019 f	5,000,000	4,801,200
Petrohawk Energy Corporation:
7.875%, 06/01/2015	3,000,000	3,060,324
7.250%, 08/15/2018	8,510,000	9,233,350
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	1,200,000	1,311,733

4.700%, 03/15/2021	1,200,000	1,236,683
3.250%, 03/15/2023	8,375,000	7,656,710
POSCO:
8.750%, 03/26/2014 (Acquired 09/23/2011 through 01/11/2012, Cost $3,824,879) * f	3,725,000	3,858,329
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,232,788
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * @ f	5,000,000	4,551,155
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	203,000
Republic Services, Inc.,
3.550%, 06/01/2022	4,000,000	3,904,332
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	11,000,000	14,274,469
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,672,820
Sealed Air Corp.,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) *	2,250,000	2,548,125
SK Telecom,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $1,000,420) * f	960,000	1,146,276
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,033,342
Sprint Capital Corporation:
6.900%, 05/01/2019	675,000	693,562
8.750%, 03/15/2032	300,000	304,875
Sprint Nextel Corporation,
6.000%, 12/01/2016	200,000	212,000
SunGard Data Systems Inc.,
4.875%, 01/15/2014	1,181,000	1,189,857
Telecom Italia Capital, SA:
5.250%, 10/01/2015 f	4,100,000	4,311,917
7.200%, 07/18/2036 f	2,375,000	2,206,764
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,340,228
6.221%, 07/03/2017 f	8,942,000	9,875,742
5.462%, 02/16/2021 f	1,000,000	1,023,962
4.570%, 04/27/2023 @ f	1,000,000	958,977
7.045%, 06/20/2036 f	100,000	106,140
The ADT Corporation:
2.250%, 07/15/2017	2,810,000	2,683,626
3.500%, 07/15/2022 @	1,200,000	1,014,483
The Dow Chemical Co.,
4.125%, 11/15/2021	835,000	852,323
Time Warner, Inc.:
7.250%, 10/15/2017	2,300,000	2,757,771
8.750%, 02/14/2019	1,132,000	1,331,805
7.625%, 04/15/2031	2,875,000	3,578,349
7.700%, 05/01/2032	358,000	450,763
Transocean Inc.:
6.375%, 12/15/2021 @ f	5,500,000	6,113,624
3.800%, 10/15/2022 @ f	5,000,000	4,707,955
6.800%, 03/15/2038 @ f	878,000	932,130
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $2,997,990) * f	3,000,000	2,890,224
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	6,045,525
7.125%, 10/01/2037 f	500,000	590,203
U.S. Airways Pass-Through Trust,
Series 981B, 7.350%, 01/30/2018	417,669	436,464
United AirLines, Inc. Pass Through Trust:
Series 91A2, 10.020%, 03/22/2014	95,690	53,108
Series 002C, 7.762%, 04/29/2049 § † **	155,852	4,675
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,315,611
4.375%, 01/11/2022 f	2,700,000	2,601,299
8.250%, 01/17/2034 f	300,000	344,836
6.875%, 11/10/2039 f	5,625,000	5,695,043
Verizon Communications, Inc.:
5.150%, 09/15/2023 @	10,000,000	10,717,860

6.400%, 09/15/2033	5,725,000	6,357,687
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	546,504
Vulcan Materials Co.:
6.400%, 11/30/2017	200,000	218,000
7.000%, 06/15/2018	1,400,000	1,578,500
7.150%, 11/30/2037	500,000	497,500
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,268,520
Weatherford International Ltd.,
6.750%, 09/15/2040 f	1,250,000	1,293,997
Westvaco Corporation:
9.750%, 06/15/2020	930,000	1,188,078
8.200%, 01/15/2030	1,540,000	1,808,634
Woodside Finance Limited,
8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $999,690) * f	1,000,000	1,027,651
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,055,000
Wynn Las Vegas LLC,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,670,000
Xerox Corporation:
8.250%, 05/15/2014	6,587,000	6,885,022
1.083%, 05/16/2014	3,000,000	3,004,116
Xstrata Canada Corporation,
5.375%, 06/01/2015 f	2,000,000	2,107,172
Xstrata Finance (Canada) Limited:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,000,258
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,136,900) * f	7,000,000	6,539,869
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 06/06/2013, Cost $7,139,136) * f	5,655,000	6,826,869
		567,914,646	20.1%
Utility
Ameren Corporation,
8.875%, 05/15/2014	1,816,000	1,903,163
Appalachian Power Company Senior Unsecured Notes,
Series P, 6.700%, 08/15/2037	1,150,000	1,340,241
Arizona Public Service Senior Unsecured Notes,
8.750%, 03/01/2019	1,150,000	1,486,649
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,456,199) * f	3,000,000	3,180,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * @ f	4,000,000	3,866,000
Chesapeake Midstream Partners LP / CHKM Finance Corp,
6.125%, 07/15/2022	300,000	308,250
CMS Energy Corporation:
4.250%, 09/30/2015	3,000,000	3,162,822
5.050%, 03/15/2022	1,000,000	1,071,140
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	4,810,000
Constellation Energy Group Inc.,
4.550%, 06/15/2015	750,000	792,735
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $11,493,947) *	9,155,000	11,663,406
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,251,498) *	2,245,000	2,264,722
Dominion Resources, Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,095,536
El Paso Pipeline Partners Operating Co LLC,
7.500%, 11/15/2040	2,500,000	3,048,615
Enel Finance International,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	498,770
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,520,599
5.200%, 02/01/2022	1,000,000	1,051,296
3.600%, 02/01/2023 @	5,000,000	4,657,430
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,638,025) *	3,190,000	3,449,899
Entergy Arkansas, Inc.,
5.000%, 07/01/2018	223,000	222,684
Enterprise Products Operating LLC,

3.350%, 03/15/2023	10,000,000	9,464,370
Exelon Corporation,
4.900%, 06/15/2015	500,000	531,252
Exelon Generation Company, LLC:
6.200%, 10/01/2017	4,350,000	4,986,831
5.600%, 06/15/2042 @	6,100,000	5,829,917
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	2,986,110
FPL Group Capital, Inc.,
Series D, 7.300%, 09/01/2067	2,500,000	2,712,500
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 11/21/2008, Cost $140,454) *	140,880	141,390
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	2,965,710
IPALCO Enterprises Inc.,
5.000%, 05/01/2018	1,000,000	1,037,500
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,446,918
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,121,781
6.850%, 02/15/2020 @	4,645,000	5,500,563
6.500%, 02/01/2037	400,000	439,764
6.950%, 01/15/2038	350,000	394,521
Kinder Morgan Finance:
5.700%, 01/05/2016 f	1,886,000	2,031,541
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,084,513
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $3,198) *	3,198	3,209
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	490,000	601,564
Korea Hydro & Nuclear Power Co., Ltd.:
6.250%, 06/17/2014 (Acquired 03/21/2011, Cost $1,023,094) * f	1,000,000	1,035,680
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	516,216
National Grid PLC,
6.300%, 08/01/2016 f	4,790,000	5,437,852
National Rural Utilities Corporation,
10.375%, 11/01/2018	6,548,000	8,996,336
Nisource Finance Corp.,
5.400%, 07/15/2014 @	2,233,000	2,312,761
NuStar Logistics L.P.:
4.800%, 09/01/2020	4,275,000	4,002,469
6.750%, 02/01/2021	3,000,000	3,052,500
ONEOK, Inc.:
4.250%, 02/01/2022	6,150,000	5,751,954
3.375%, 10/01/2022	3,000,000	2,763,663
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,500,000	1,595,373
6.200%, 05/15/2016 @	1,950,000	2,151,219
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,406,091
Public Service Company of New Mexico,
7.950%, 05/15/2018	6,553,000	7,888,207
RGS (I&M) Funding Corporation Debentures,
Series F*, 9.820%, 12/07/2022	193,348	239,887
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,858,143) *	2,850,000	2,835,750
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,031,349) * @	2,000,000	1,885,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,701,311) * @	2,695,000	2,277,275
Spectra Energy Capital LLC,
5.668%, 08/15/2014	5,030,000	5,238,966
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,861,128
6.100%, 02/15/2042 @	1,000,000	1,044,007
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	754,676
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,592,096
3.700%, 01/15/2023	3,000,000	2,709,411

7.750%, 06/15/2031	3,500,000	3,966,805
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,934,724) *	2,850,000	2,942,961
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,320,191
Veolia Environnement SA,
6.000%, 06/01/2018 f	1,489,000	1,710,557
Williams Partners L.P.:
7.250%, 02/01/2017 @	2,000,000	2,328,632
6.300%, 04/15/2040	1,590,000	1,676,488
		181,968,062	6.4%
Finance
Abbey National Treasury Services PLC,
3.875%, 11/10/2014 (Acquired 02/25/2010 through 12/29/2011, Cost $1,035,364) * f	1,045,000	1,078,274
ABN AMRO Bank N.V.,
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,341,550
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,132,117) *	2,000,000	2,448,340
Ally Financial Inc.:
6.750%, 12/01/2014	250,000	262,187
8.300%, 02/12/2015	1,065,000	1,147,538
0.000%, 06/15/2015 ^	2,000,000	1,890,000
4.625%, 06/26/2015	5,000,000	5,162,435
5.500%, 02/15/2017	7,000,000	7,346,255
American General Finance Corporation,
6.900%, 12/15/2017	1,000,000	1,045,000
American International Group, Inc.:
3.800%, 03/22/2017	2,500,000	2,658,777
8.250%, 08/15/2018	4,525,000	5,641,906
6.400%, 12/15/2020 @	3,500,000	4,124,446
4.875%, 06/01/2022 @	3,500,000	3,754,663
AmSouth Bancorp,
6.750%, 11/01/2025	710,000	762,070
AON Corporation,
3.500%, 09/30/2015	2,500,000	2,620,680
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,090,000	1,146,676
Associates Corporation of North America,
6.950%, 11/01/2018	12,038,000	14,299,447
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011 through 12/11/2012, Cost $4,401,544) * f	4,300,000	4,505,970
Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * @ f	1,000,000	1,030,000
Bank of America Corporation:
7.625%, 06/01/2019	6,000,000	7,357,578
3.300%, 01/11/2023	4,450,000	4,168,582
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	2,675,000	3,053,435
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,060,000	1,761,300
Barclays Bank PLC,
6.750%, 05/22/2019 f	9,850,000	11,768,938
Berkshire Hathaway Finance Corporation,
4.400%, 05/15/2042	3,500,000	3,215,971
BNP Paribas SA:
2.375%, 09/14/2017 @ f	3,000,000	3,040,500
5.000%, 01/15/2021 f	5,000,000	5,409,005
3.250%, 03/03/2023 @ f	4,000,000	3,746,288
Capital One Financial Corporation:
3.150%, 07/15/2016	1,015,000	1,060,365
6.150%, 09/01/2016	4,425,000	4,927,910
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,018,750
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	525,000
5.000%, 08/01/2023	5,000,000	4,840,850
Citigroup, Inc.:
6.010%, 01/15/2015	306,000	325,520
4.450%, 01/10/2017	1,800,000	1,948,982

8.500%, 05/22/2019	1,389,000	1,774,089
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,130,900
7.350%, 11/15/2019	1,175,000	1,430,062
5.875%, 08/15/2020 @	4,839,000	5,580,422
Comerica Bank:
5.750%, 11/21/2016	3,200,000	3,617,440
5.200%, 08/22/2017	2,855,000	3,179,082
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,337,481) * f	5,900,000	6,633,459
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.375%, 01/19/2017 @ f	2,000,000	2,128,072
1.700%, 03/19/2018 @ f	5,250,000	5,183,173
3.875%, 02/08/2022 f	4,150,000	4,155,059
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,322,184
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * @ f	5,000,000	4,921,500
Credit Suisse New York,
5.300%, 08/13/2019 f	6,966,000	7,873,106
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	11,098,142
First Empire Capital Trust I,
8.234%, 02/01/2027	500,000	508,718
First Empire Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,346,000
First Horizon National Corporation,
5.375%, 12/15/2015	2,420,000	2,615,304
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	267,321	294,113
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $2,696,598) *	2,700,000	2,636,807
6.500%, 12/14/2040 (Acquired 04/04/2013 through 04/30/2013, Cost $2,050,827) *	1,620,000	1,854,093
General Electric Capital Corporation:
5.500%, 01/08/2020	1,875,000	2,125,067
5.550%, 05/04/2020	4,185,000	4,741,567
4.375%, 09/16/2020 @	2,925,000	3,111,925
5.300%, 02/11/2021	3,000,000	3,262,734
4.650%, 10/17/2021	8,450,000	9,005,360
Genworth Financial, Inc.,
7.625%, 09/24/2021	1,000,000	1,181,912
GMAC Inc.:
7.500%, 12/31/2013	1,436,000	1,455,745
8.000%, 12/31/2018	1,176,000	1,323,000
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	121,014
HSBC Bank USA NA,
6.000%, 08/09/2017	2,720,000	3,084,426
HSBC Finance Corporation,
5.500%, 01/19/2016 @	1,120,000	1,224,270
Humana Inc.,
7.200%, 06/15/2018	800,000	958,266
Hutchison Whampoa International Ltd.:
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,658,674) * f	3,563,000	3,790,872
3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * f	2,000,000	2,088,870
3.250%, 11/08/2022 (Acquired 11/05/2012, Cost $3,581,424) * @ f	3,600,000	3,298,057
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,600,488) * f	1,600,000	1,689,520
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,989,015) * f	5,000,000	5,251,500
5.000%, 06/09/2021 (Acquired 10/11/2012, Cost $2,468,800) * @ f	2,500,000	2,684,050
ING U.S., Inc.,
5.500%, 07/15/2022	3,000,000	3,229,617
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,106,860
Istar Financial, Inc.,
5.850%, 03/15/2017	500,000	518,750
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	3,100,000	3,250,269

4.350%, 08/15/2021	2,400,000	2,486,091
4.500%, 01/24/2022	4,400,000	4,589,649
3.200%, 01/25/2023	5,350,000	5,005,021
Jefferies Group, Inc.,
6.450%, 06/08/2027	875,000	892,500
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $12,166,394) *	9,765,000	11,739,307
Kemper Corporation:
6.000%, 11/30/2015	2,500,000	2,698,840
6.000%, 05/15/2017	1,000,000	1,092,381
KeyBank National Association:
7.413%, 05/06/2015	2,600,000	2,836,553
7.413%, 05/06/2015	2,500,000	2,727,455
5.450%, 03/03/2016	1,279,000	1,401,219
4.625%, 06/15/2018	2,670,000	2,890,486
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 03/10/2010 through 01/18/2012, Cost $3,990,384) * f	3,900,000	4,048,383
Liberty Mutual Group Inc.:
5.750%, 03/15/2014 (Acquired 12/21/2010 through 04/24/2012, Cost $989,090) *	980,000	998,052
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,542) *	700,000	753,208
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $750,831) *	900,000	1,327,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,080) *	375,000	391,482
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	10,108,302
6.050%, 04/20/2067	825,000	808,500
Lloyds TSB Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,140,640
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,408,956) * f	6,350,000	7,240,359
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,293,446
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,520,440) * f	3,500,000	3,518,270
Manufacturer and Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,316,877
5.585%, 12/28/2020	265,000	267,587
Manulife Financial Corp.,
4.900%, 09/17/2020 f	1,840,000	1,973,389
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,080,799
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,270,781) *	3,184,000	3,907,376
8.875%, 06/01/2039 (Acquired 10/03/2012 through 02/13/2013, Cost $2,407,430) *	1,575,000	2,280,573
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) *	700,000	469,000
Merrill Lynch & Company:
6.875%, 04/25/2018	800,000	942,804
7.750%, 05/14/2038	725,000	897,711
Metlife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,050,347) *	900,000	1,012,500
MetLife, Inc.,
7.717%, 02/15/2019	1,157,000	1,449,107
Metropolitan Life Global Funding I:
3.125%, 01/11/2016 (Acquired 09/27/2011 through 06/01/2012, Cost $2,432,475) * @	2,415,000	2,517,551
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,621,099) *	1,500,000	1,539,211
Mizuho Corporate Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,807,169
Morgan Stanley:
4.750%, 04/01/2014	2,505,000	2,548,096
6.000%, 04/28/2015	650,000	697,358
5.450%, 01/09/2017	2,000,000	2,202,426
6.625%, 04/01/2018	1,275,000	1,480,220
7.300%, 05/13/2019	4,675,000	5,593,843
5.625%, 09/23/2019	3,100,000	3,459,364
3.750%, 02/25/2023	1,000,000	964,034
National Australia Bank Limited:
0.816%, 07/25/2016 f	5,000,000	5,018,120
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $2,991,720) * f	3,000,000	3,152,175

National Australia Bank/New York,
2.750%, 03/09/2017 f	6,000,000	6,227,622
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	450,000	452,112
National City Bank,
5.800%, 06/07/2017	6,170,000	6,987,864
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,573) *	100,000	119,156
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,316,706) *	3,200,000	4,035,798
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	1,970,000
Nomura Holdings Inc.:
2.000%, 09/13/2016 f	3,000,000	3,009,066
6.700%, 03/04/2020 f	2,525,000	2,887,974
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,036,825) * f	8,000,000	8,358,400
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	971,439
3.125%, 05/15/2023	3,550,000	3,367,402
Prudential Financial Inc.:
6.200%, 01/15/2015	3,147,000	3,359,935
6.000%, 12/01/2017	2,000,000	2,318,728
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 11/29/2011 through 01/18/2013, Cost $8,371,840) *	6,691,000	8,410,520
Raymond James Financial, Inc.,
8.600%, 08/15/2019	1,427,000	1,802,111
Regions Bank,
7.500%, 05/15/2018	14,034,000	16,505,598
Reliance Holdings USA Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	1,974,174
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,517,076) *	3,500,000	3,507,399
Santander Financial Issuances,
7.250%, 11/01/2015 @ f	300,000	320,360
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 08/25/2011, Cost $2,499,040) * f	2,500,000	2,500,400
Simon Property Group, L.P.,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,698,836
SLM Corporation:
5.000%, 10/01/2013	4,000,000	4,000,000
5.375%, 05/15/2014	8,000,000	8,170,000
5.625%, 08/01/2033	50,000	39,000
Societe Generale:
2.750%, 10/12/2017 f	3,000,000	3,070,500
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,984,554) * @ f	10,100,000	10,986,063
Sovereign Bank,
8.750%, 05/30/2018	7,034,000	8,394,530
Sparebank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,766,500
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	6,947,192
Sumitomo Mitsui Banking Corporation,
3.000%, 01/18/2023 f	2,500,000	2,350,715
SunTrust Bank:
3.500%, 01/20/2017	4,250,000	4,494,269
7.250%, 03/15/2018	5,682,000	6,782,876
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,200,529
Svenska Handelsbanken AB,
2.875%, 04/04/2017 f	2,425,000	2,524,052
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,024,702
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/16/2012, Cost $3,760,640) *	3,620,000	3,886,874
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * @ f	6,000,000	5,971,518
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,164,189

The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,112,014
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,694,940
The Chubb Corp.,
6.375%, 03/29/2067	1,320,000	1,415,700
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,391,215
6.150%, 04/01/2018	6,500,000	7,434,375
7.500%, 02/15/2019	1,825,000	2,205,091
5.250%, 07/27/2021	1,000,000	1,079,155
5.750%, 01/24/2022	3,100,000	3,436,793
6.750%, 10/01/2037	300,000	313,091
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	465,000	519,000
5.375%, 03/15/2017	2,913,000	3,205,657
4.000%, 10/15/2017	3,000,000	3,214,551
8.125%, 06/15/2038	1,365,000	1,547,569
The Navigators Group Inc.,
7.000%, 05/01/2016	3,709,000	4,028,590
The Royal Bank of Scotland Group PLC:
5.000%, 11/12/2013 f	705,000	706,763
5.050%, 01/08/2015 f	1,528,000	1,584,377
2.550%, 09/18/2015 f	4,225,000	4,315,668
6.125%, 01/11/2021 f	7,850,000	8,852,280
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,259,047
UnionBanCal Corp.,
3.500%, 06/18/2022	1,100,000	1,074,308
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	1,000,000	1,165,539
Wachovia Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,591,937
Wells Fargo & Company,
0.794%, 07/20/2016	4,000,000	4,014,464
Westpac Banking Corporation:
2.000%, 08/14/2017 f	8,000,000	8,098,440
4.875%, 11/19/2019 f	636,000	711,733
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,807,893
7.000%, 09/29/2019	7,803,000	9,106,624
		639,230,715	22.6%
Total Corporate Bonds		1,389,113,423	49.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	93,273	99,045
5.000%, 05/01/2021	175,325	186,207
6.000%, 06/01/2021	33,922	37,145
3.000%, 05/01/2027	14,081,737	14,565,366
6.500%, 12/01/2028	44,706	49,523
6.500%, 06/01/2029	20,196	22,441
5.500%, 04/01/2037	511,611	553,253
5.500%, 04/01/2038	315,154	340,806
5.500%, 05/01/2038	612,791	662,669
4.500%, 11/01/2039	7,566,052	8,049,262
4.500%, 11/01/2039	2,499,109	2,658,067
4.500%, 08/01/2040	10,787,664	11,486,509
4.500%, 08/01/2040	6,561,034	6,983,836
3.500%, 06/01/2042	14,046,395	14,267,452
3.500%, 07/01/2042	46,949,497	47,688,132
3.000%, 08/01/2042	38,526,498	37,531,882
3.000%, 02/01/2043	12,131,392	11,818,203
Federal Home Loan Mortgage Corporation (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	5,395	6,260
Series 136, Class E, 6.000%, 04/15/2021	10,361	11,199
Series 2804, Class VC, 5.000%, 07/15/2021	168,265	183,011
Series 1122, Class G, 7.000%, 08/15/2021	11,023	12,208

Series 1186, Class I, 7.000%, 12/15/2021	23,358	26,611
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	6,050	6,701
Series 1990-15, Class J, 7.000%, 02/25/2020	20,113	22,034
Series 1991-21, Class J, 7.000%, 03/25/2021	3,892	4,350
Series 1991-43, Class J, 7.000%, 05/25/2021	71,174	80,214
Series 1991-65, Class Z, 6.500%, 06/25/2021	78,612	84,888
5.000%, 11/01/2021	700,524	745,597
Series 1992-129, Class L, 6.000%, 07/25/2022	146,828	161,639
5.500%, 03/01/2023	358,399	389,930
Series 1993-32, Class H, 6.000%, 03/25/2023	32,063	34,648
Series 1993-58, Class H, 5.500%, 04/25/2023	157,364	171,831
5.500%, 07/01/2023	168,558	183,413
5.500%, 12/01/2023	250,322	274,652
6.000%, 03/01/2026	52,929	58,053
5.000%, 06/01/2026	14,474,986	15,524,653
3.000%, 04/01/2027	26,344,817	27,304,051
2.500%, 12/01/2027	26,517,086	26,706,306
5.000%, 05/01/2028	168,419	183,079
6.500%, 09/01/2028	35,016	39,530
6.500%, 02/01/2029	76,429	87,320
4.500%, 07/01/2030	15,312,827	16,588,413
4.000%, 11/01/2031	13,579,320	14,539,005
5.500%, 01/01/2032	31,893	34,857
5.500%, 04/01/2034	2,583,934	2,823,220
5.500%, 04/01/2034	2,511,036	2,757,520
Series 2004-90, Class LH, 5.000%, 04/25/2034	4,831,089	5,137,698
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	279,162	286,880
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	198,514	203,341
Series 2004-W10, Class A4, 5.750%, 08/25/2034	146,031	146,472
5.500%, 09/01/2034	80,983	88,465
5.500%, 02/01/2035	40,411	44,084
5.000%, 04/01/2035	4,613,380	5,008,134
5.000%, 07/01/2035	13,717,193	14,887,280
5.000%, 02/01/2036	7,383,251	8,004,465
5.000%, 03/01/2036	2,896,022	3,141,147
5.500%, 04/01/2036	7,640,426	8,325,536
6.000%, 08/01/2037	221,584	237,967
4.000%, 08/01/2040	3,141,517	3,296,303
4.500%, 08/01/2040	16,308,349	17,408,372
4.000%, 10/01/2040	2,123,369	2,227,867
4.000%, 12/01/2040	7,763,217	8,188,519
3.500%, 01/01/2041	4,491,993	4,576,081
4.000%, 01/01/2041	10,848,351	11,386,058
3.500%, 02/01/2041	5,047,196	5,141,678
3.500%, 03/01/2041	6,041,133	6,154,221
4.500%, 07/01/2041	4,369,790	4,673,292
4.000%, 09/01/2041	9,898,157	10,386,800
4.000%, 12/01/2041	40,585,475	42,598,764
3.000%, 05/01/2042	6,356,152	6,214,923
3.500%, 06/01/2042	14,540,446	14,813,419
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	47,997	53,094
6.500%, 01/20/2029	21,769	25,505
Series 2003-2, Class PB, 5.500%, 03/20/2032	27,766	28,013
6.000%, 11/20/2033	37,961	42,766
4.500%, 05/20/2040	5,426,616	5,874,628
5.000%, 07/20/2040	2,399,929	2,630,234
4.500%, 01/20/2041	21,151,343	22,891,456
4.000%, 06/20/2042	42,521,611	45,118,371
3.500%, 09/20/2042	21,740,694	22,459,965
		547,746,789	19.4%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	1,614,762	1,668,340
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	344,009	352,860
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	1,946,175	2,042,169
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	59,267	61,879

Series 2005-4, Class 3A1, 5.500%, 05/25/2020	938,682	969,230
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	227,623	234,124
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	229,130	236,064
Series 2007-1, Class 1A1, 5.950%, 04/25/2022	825,702	853,182
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	2,962,672	2,840,628
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	320,076	330,834
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	508,854	418,476
Bank of America Mortgage Securities Inc:
Series 2003-L, Class 2A1, 3.038%, 01/25/2034	7,181,322	7,108,231
Series 2005-9, Class 1A5, 5.500%, 10/25/2035	370,946	368,720
Chase Mortgage Finance Corporation:
Series 2003-S13, Class A11, 5.500%, 11/25/2033	18,007	17,987
Series 2006-A1, Class 2A3, 2.718%, 09/25/2036 §	709,766	587,256
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	3,307,422	3,402,745
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	220,974	220,653
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	296,092	274,228
Countrywide Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	3,362,206	3,412,959
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	804,671	795,860
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	829,120	807,894
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	366,627	376,533
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	119,662	119,376
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	958,650	880,465
Series 2006-J2, Class A3, 6.000%, 04/25/2036 §	186,707	158,744
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,071,591	820,720
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,725,587	1,599,774
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020 §	918,045	933,132
Deutsche ALT-A Securities Inc. Alternate Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,119,135	1,084,235
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	673,474	586,240
First Horizon Alternative Mortgage Securities:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	361,395	358,572
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,059,318	954,850
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	2,172,130	2,237,279
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	11,420,721	11,570,161
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	3,123,645	3,155,531
Series 2006-A1, Class 2A1, 2.705%, 03/25/2036 §	202,202	153,987
Series 2006-S3, Class A3A, 6.000%, 08/25/2036	243,310	217,962
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	846,494	837,758
Series 2006-A7, Class 2A4R, 2.867%, 01/25/2037 §	996,490	841,499
Series 2007-A2, Class 2A3, 2.853%, 04/25/2037	11,914,778	9,827,190
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	240,762	246,168
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	723,312	758,933
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,308,506	1,368,765
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	85,772	90,466
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	7,366,684	7,994,201
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	7,364,722	6,591,529
Master Asset Securitization Trust,
Series 2005-2, Class 1A1, 5.250%, 11/25/2035	115,609	115,362
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	36,100	36,155
Residential Accredit Loans, Inc.:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	2,616,707	2,705,767
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	2,167,951	2,225,649
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	602,970	584,574
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	19,715,817	18,918,293
Structured Asset Securities Corporation:
Series 2003-31A, Class 2A7, 2.497%, 10/25/2033	4,785,288	4,804,018

Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	963,064	996,262
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	109,322	112,748
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	98,096	100,791
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	213,069	221,170
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	62,009	65,169
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	97,757	101,244
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	12,141,427	13,220,035
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	9,319,064	10,045,093
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	144,975	121,492
		135,142,211	4.8%
Asset Backed Securities
ACE Securities Corp Home Equity Loan Trust Series,
Series 2006-OP1, Class A2C, 0.329%, 04/25/2036	15,308,866	14,219,380
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-2, Class A6, 6.450%, 12/25/2027	13,953	13,551
Bayview Financial Acquisition Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	1,019,202	1,093,372
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	123,220
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE4, Class 1A1, 0.299%, 05/25/2037	9,632,742	9,110,946
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.359%, 02/25/2036	3,306,256	3,057,384
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 1A6, 4.597%, 01/25/2015	179,340	179,312
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH3, Class A3, 0.329%, 10/25/2036	4,623,538	4,581,330
Series 2007-WFH1, Class A3, 0.329%, 01/25/2037	10,520,330	10,249,210
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	6,216	6,446
Series 1997-1, Class A5, 6.860%, 03/15/2028	5,082	5,207
Series 1997-4, Class A5, 6.880%, 02/15/2029	22,939	24,112
Series 1997-5, Class A6, 6.820%, 05/15/2029	263,111	272,029
Series 1998-3, Class A5, 6.220%, 03/01/2030	484,423	517,012
Series 1998-4, Class A5, 6.180%, 04/01/2030	210,183	216,310
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	1,173,056	1,189,539
Series 2004-12, Class AF6, 4.634%, 03/25/2035	782,208	802,106
Series 2004-15, Class AF6, 4.613%, 04/25/2035	718,225	695,275
Series 2005-7, Class AF6, 4.693%, 10/25/2035	2,006,885	1,997,788
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,602,519	1,472,414
Series 2005-10, Class AF6, 4.915%, 02/25/2036	371,022	358,876
Series 2005-13, Class AF3, 5.161%, 04/25/2036	1,501,201	1,282,762
Series 2006-S9, Class A3, 5.728%, 08/25/2036	203,693	193,612
Series 2007-S1, Class A6, 5.693%, 11/25/2036 §	113,348	107,875
Series 2006-13, Class 1AF3, 5.155%, 01/25/2037 §	188,397	183,503
Series 2007-S2, Class A2, 5.649%, 05/25/2037	66,235	66,950
Series 2006-10, Class 1AF3, 5.165%, 09/25/2046	1,300,000	779,749
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	601,363	402,440
Series 2007-4, Class A3, 5.714%, 04/25/2047	300,000	216,186
Series 2006-25, Class 2A2, 0.299%, 06/25/2047	1,093,941	1,089,540
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,397,621	1,300,330
GE Capital Mortgage Services, Inc.,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,987	2,959
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.363%, 08/25/2036	1,429,135	1,394,225
J.P. Morgan Mortgage Acquisition Corp:
Series 2007-CH4, Class A2, 0.253%, 12/25/2029	2,871,004	2,846,299
Series 2007-CH1, Class AV5, 0.433%, 11/25/2036	10,000,000	8,811,320
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.393%, 01/25/2036	3,738,405	3,362,882
Morgan Stanley ABS Capital I,
Series 2006-HE1, Class A3, 0.359%, 01/25/2036	7,890,521	7,768,391
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.349%, 02/25/2036	13,795,579	13,467,659
Nationstar Home Equity Loan Trust,

Series 2006-B, Class AV3, 0.349%, 09/25/2036	7,173,228	6,974,078
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	30,434	31,804
Option One Mortgage Loan Trust,
Series 2005-4, Class A3, 0.439%, 11/25/2035	776,305	761,660
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	171,327	166,346
Series 2006-2, Class AF3, 5.797%, 08/25/2036	1,419,000	874,778
Series 2006-3, Class AF2, 5.580%, 11/25/2036	1,122,474	663,705
Series 2007-1, Class AF2, 5.512%, 04/25/2037	490,406	261,670
Series 2007-1, Class AF3, 5.612%, 04/25/2037	294,244	159,361
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,487,526	788,216
Residential Asset Mortgage Products, Inc.:
Series 2003-RS10, Class A17, 4.850%, 11/25/2033	57,820	58,178
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	3,140,394	3,229,839
Residential Asset Securities Corporation:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	79,355	75,466
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	61,434	58,892
Series 2006-EMX8, Class 1A2, 0.299%, 10/25/2036	268,666	265,770
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.439%, 12/25/2035	17,419,774	16,698,787
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.849%, 10/25/2035	5,865,575	5,705,281
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $4,407,233) *	4,407,732	4,465,411
		134,700,743	4.8%
Commercial Mortgage-Backed Securities
CD Mortgage Trust,
Series 2005-CD1, Class A4, 5.393%, 07/15/2044	15,751,219	16,790,894
Commercial Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	5,987,000	6,347,854
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,592,000	25,412,575
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	23,700,000	23,064,248
GE Capital Commercial Mortgage Corporation:
Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,381,610	1,415,063
Series 2005-C4, Class A4, 5.471%, 11/10/2045	12,795,000	13,752,552
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	6,727,000	6,889,027
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	17,525,000	18,443,398
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,075,000	11,307,911
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045	25,410,000	24,085,605
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.378%, 11/14/2042	19,275,000	20,491,233
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,000,000	5,348,175
WF-RBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	13,700,000	13,708,932
		187,057,467	6.6%
Total Long-Term Investments (Cost $2,779,725,363)		2,758,726,715	97.5%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	52,326,782	52,326,782
Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «	54,000,000	54,000,000
Total Short-Term Investments (Cost $106,326,782)		106,326,782	3.8%

	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.529%, 03/25/2014 † **	$206,465	162,766
Total Commercial Paper (Cost $206,465)		162,766	0.0%
	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	166,114,534	166,114,534

Total Investment Companies (Cost $166,114,534)		166,114,534	5.9%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $166,320,999)		166,277,300	5.9%
Total Investments (Cost $3,052,373,144)		3,031,330,797	107.2%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		43,699
Total (Cost $0)		43,699	0.0%
Liabilities in Excess of Other Assets		(202,905,273)	(7.2)%
TOTAL NET ASSETS		$2,828,469,223	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$253,138,041	$-	$253,138,041
Taxable Municipal Bonds	-	56,858,697	-	56,858,697
Other Government Related Securities	-	54,969,344	-	54,969,344
Corporate Bonds	-	1,389,108,748	4,675	1,389,113,423
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	547,746,789	-	547,746,789
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	135,142,211	-	135,142,211
Asset Backed Securities	-	134,700,743	-	134,700,743
Commercial Mortgage-Backed Securities	-	187,057,467	-	187,057,467
Total Fixed Income	-	2,758,722,040	4,675	2,758,726,715

Short-Term Investments
Money Market Mutual Funds	106,326,782	-	-	106,326,782
Total Short-Term Investments	106,326,782	-	-	106,326,782

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	162,766	-	162,766
Investment Companies	166,114,534	-	-	166,114,534
Total Investments Purchased with
Cash Proceeds from Securities Lending	166,114,534	162,766	-	166,277,300

Total Investments	$272,441,316	$2,758,884,806	$4,675	$3,031,330,797

Asset Relating to Securities Lending Investments	$-	$43,699	$-	$43,699

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$4,675
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2013	$4,675

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Common Stocks
		Market	% of
	Shares	Value	Net Assets
Aerospace & Defense
Precision Castparts Corp.	3,041	$691,037	2.4%
Beverages
Anheuser-Busch InBev SA/NV f	2,950	292,640	1.0%
The Coca-Cola Company	17,701	670,514	2.3%
		963,154	3.3%
Biotechnology
Alexion Pharmaceuticals, Inc. *	3,335	387,394	1.3%
Gilead Sciences, Inc. *	11,931	749,744	2.6%
		1,137,138	3.9%
Capital Markets
State Street Corporation	9,151	601,678	2.1%
T. Rowe Price Group, Inc.	7,389	531,491	1.8%
		1,133,169	3.9%
Chemicals
ECOLAB INC.	4,014	396,423	1.4%
Praxair, Inc.	3,283	394,649	1.4%
		791,072	2.8%
Commercial Services & Supplies
Stericycle, Inc. *	5,375	620,275	2.2%
Communications Equipment
QUALCOMM Incorporated	4,412	297,192	1.0%
Computers & Peripherals
Apple Inc.	2,672	1,273,876	4.4%
EMC Corporation	22,750	581,490	2.0%
		1,855,366	6.4%
Construction & Engineering
Fluor Corporation	5,540	393,118	1.4%
Electrical Equipment
Eaton Corporation PLC f	8,465	582,731	2.0%
Rockwell Automation, Inc.	3,854	412,147	1.4%
		994,878	3.4%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited *	7,850	233,224	0.8%
Energy Equipment & Services
Oceaneering International, Inc.	5,966	484,678	1.7%
Schlumberger Limited f	3,484	307,846	1.1%
		792,524	2.8%
Food & Staples Retailing
Whole Foods Market, Inc.	12,312	720,252	2.5%
Health Care Equipment & Supplies
Abbott Laboratories	13,168	437,046	1.5%
Edwards Lifesciences Corporation *	2,075	144,482	0.5%
		581,528	2.0%
Health Care Providers & Services
Catamaran Corporation * f	4,683	215,184	0.7%
Health Care Technology
Cerner Corporation *	5,192	272,840	0.9%
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	4,460	296,233	1.0%
Starbucks Corporation	11,560	889,773	3.1%
		1,186,006	4.1%
Household Products
Church & Dwight Co., Inc.	6,106	366,665	1.3%
Industrial Conglomerates
Danaher Corporation	9,550	662,006	2.3%
Internet & Catalog Retail
Amazon.com, Inc. *	3,075	961,368	3.3%
priceline.com Incorporated *	655	662,172	2.3%
		1,623,540	5.6%
Internet Software & Services
eBay, Inc. *	10,826	603,983	2.1%
Facebook, Inc. *	7,423	372,932	1.3%
Google, Inc. - Class A *	1,040	910,946	3.2%

LinkedIn Corporation *	771	189,712	0.7%
		2,077,573	7.3%
IT Services
Accenture PLC f	3,819	281,231	1.0%
Cognizant Technology Solutions Corporation - Class A *	5,173	424,807	1.5%
MasterCard, Inc. - Class A	1,197	805,318	2.8%
		1,511,356	5.3%
Life Sciences Tools & Services
Illumina, Inc. *	5,953	481,181	1.7%
Multiline Retail
Dollar General Corporation *	6,975	393,808	1.4%
Oil, Gas & Consumable Fuels
Continental Resources, Inc. *	5,570	597,438	2.1%
Southwestern Energy Company *	3,475	126,421	0.4%
		723,859	2.5%
Pharmaceuticals
Allergan, Inc.	4,605	416,522	1.4%
Real Estate Investment Trusts (REITs)
American Tower Corp.	2,028	150,336	0.5%
Simon Property Group, Inc.	753	111,617	0.4%
		261,953	0.9%
Road & Rail
J.B. Hunt Transport Services, Inc.	2,972	216,748	0.8%
Union Pacific Corporation	2,150	333,981	1.2%
		550,729	2.0%
Semiconductors & Semiconductor Equipment
Intel Corporation	22,452	514,600	1.8%
Software
Fortinet, Inc. *	16,022	324,606	1.1%
Microsoft Corporation	20,248	674,461	2.3%
Oracle Corporation	12,937	429,120	1.5%
Salesforce.com, Inc. *	14,134	733,696	2.5%
ServiceNow, Inc. *	3,300	171,435	0.6%
		2,333,318	8.0%
Specialty Retail
Dick's Sporting Goods, Inc.	10,563	563,853	2.0%
O'Reilly Automotive, Inc. *	5,376	685,924	2.4%
Tiffany & Co.	3,807	291,692	1.0%
Tractor Supply Company	7,916	531,718	1.8%
Urban Outfitters, Inc. *	4,485	164,913	0.6%
		2,238,100	7.8%
Textiles, Apparel & Luxury Goods
NIKE, Inc.	6,941	504,194	1.8%
PVH Corp.	3,820	453,396	1.6%
		957,590	3.4%
Trading Companies & Distributors
Fastenal Company	9,110	457,777	1.6%
Total Common Stocks
(Cost $19,348,055)		28,448,534	98.8%

Short-Term Investments

Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «	368,418	368,418	1.3%
Total Short-Term Investments
(Cost $368,418)		368,418	1.3%

Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC,
0.529%, 03/25/2014 † **	$119,648	94,324	0.3%
Total Commercial Paper
(Cost $119,648)		94,324	0.3%
Total Investments Purchased With
Cash Proceeds From Securities Lending

(Cost $119,648)		94,324	0.3%
Total Investments
(Cost $19,836,121)		28,911,276	100.4%
Asset Relating to Securities Lending Investments
Support Agreement * α **†		25,324	0.1%
Total
(Cost $0)		25,324	0.1%
Liabilities in Excess of Other Assets		(133,208)	(0.5)%
TOTAL NET ASSETS		$28,803,392	100.0%

	Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$28,448,534	$-	$-	$28,448,534
Total Equity	28,448,534	-	-	28,448,534

Short-Term Investments
Money Market Mutual Fund	368,418	-	-	368,418
Total Short-Term Investments	368,418	-	-	368,418

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	94,324	-	94,324
Total Investments Purchased with
Cash Proceeds from Securities Lending	-	94,324	-	94,324

Total Investments*	$28,816,952	$94,324	$-	$28,911,276

Asset Relating to Securities Lending Investments	$-	$25,324	$-	$25,324

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Common Stocks
		Market	% of
	Shares	Value	Net Assets
Biotechnology
Alexion Pharmaceuticals, Inc. *	53,496	$6,214,095	1.7%
Building Products
Fortune Brands Home & Security, Inc.	131,933	5,492,371	1.5%
Capital Markets
Affiliated Managers Group, Inc. *	41,462	7,572,620	2.1%
Greenhill & Co., Inc.	159,957	7,978,655	2.2%
Invesco Limited f	140,301	4,475,602	1.2%
		20,026,877	5.5%
Chemicals
Airgas, Inc.	46,930	4,976,927	1.4%
Commercial Banks
East West Bancorp, Inc.	200,114	6,393,642	1.8%
Commercial Services & Supplies
Stericycle, Inc. *	76,035	8,774,439	2.4%
Communications Equipment
F5 Networks, Inc. *	35,262	3,024,069	0.8%
Construction & Engineering
Fluor Corporation	77,956	5,531,758	1.5%
Containers & Packaging
AptarGroup, Inc.	88,142	5,299,979	1.5%
Distributors
LKQ Corporation *	229,551	7,313,495	2.0%
Electrical Equipment
Acuity Brands, Inc.	70,134	6,453,731	1.8%
Regal-Beloit Corporation	39,688	2,696,006	0.8%
Rockwell Automation, Inc.	68,838	7,361,536	2.0%
Roper Industries, Inc.	42,164	5,602,330	1.5%
		22,113,603	6.1%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited *	222,418	6,608,039	1.8%
Energy Equipment & Services
Core Laboratories N.V. f	30,610	5,179,518	1.4%
Oceaneering International, Inc.	84,591	6,872,173	1.9%
		12,051,691	3.3%
Food & Staples Retailing
The Fresh Market, Inc. *	109,545	5,182,574	1.4%
Food Products
McCormick & Co, Incorporated	119,858	7,754,813	2.1%
Health Care Equipment & Supplies
Edwards Lifesciences Corporation *	33,546	2,335,808	0.6%
Health Care Providers & Services
Acadia Healthcare Company, Inc. *	143,710	5,666,485	1.5%
Catamaran Corporation * f	117,946	5,419,619	1.5%
		11,086,104	3.0%
Health Care Technology
Cerner Corporation *	110,891	5,827,322	1.6%
Hotels Restaurants & Leisure
Buffalo Wild Wings Inc. *	49,979	5,558,664	1.5%
InterContinental Hotels Group PLC f	157,509	4,600,838	1.3%
		10,159,502	2.8%
Household Products
Church & Dwight Co., Inc.	133,987	8,045,919	2.2%
IT Services
Alliance Data Systems Corporation *	32,343	6,839,574	1.9%

Teradata Corporation *	101,843	5,646,176	1.5%
		12,485,750	3.4%
Leisure Equipment & Products
Polaris Industries Inc.	35,133	4,538,481	1.2%
Life Sciences Tools & Services
ICON Public Limited Company * f	195,062	7,983,888	2.2%
Illumina, Inc. *	90,997	7,355,287	2.0%
		15,339,175	4.2%
Machinery
Actuant Corporation	167,201	6,494,087	1.8%
WABCO Holdings Inc. *	79,170	6,670,864	1.8%
		13,164,951	3.6%
Multiline Retail
Dollar General Corporation *	82,166	4,639,092	1.3%
Office Electronics
Zebra Technologies Corporation *	90,153	4,104,666	1.1%
Oil, Gas & Consumable Fuels
Southwestern Energy Company *	105,611	3,842,128	1.1%
Whiting Petroleum Corporation *	123,972	7,419,725	2.0%
		11,261,853	3.1%
Pharmaceuticals
Perrigo Company	42,819	5,283,008	1.5%
Professional Services
Manpower Inc.	112,087	8,153,208	2.2%
Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	81,118	4,307,366	1.2%
Road & Rail
J.B. Hunt Transport Services, Inc.	102,103	7,446,372	2.0%
Semiconductors & Semiconductor Equipment
Altera Corporation	126,788	4,711,442	1.3%
Microchip Technology Incorporated	85,561	3,447,253	1.0%
Skyworks Solutions, Inc. *	182,242	4,526,891	1.2%
		12,685,586	3.5%
Software
ANSYS, Inc. *	84,667	7,325,389	2.0%
Citrix Systems, Inc. *	76,836	5,425,390	1.5%
Concur Technologies, Inc. *	66,125	7,306,812	2.0%
Fortinet, Inc. *	164,160	3,325,882	0.9%
		23,383,473	6.4%
Specialty Retail
Dick's Sporting Goods, Inc.	138,265	7,380,586	2.0%
O'Reilly Automotive, Inc. *	47,988	6,122,789	1.7%
Tiffany & Co.	68,501	5,248,546	1.4%
Tractor Supply Company	111,372	7,480,857	2.1%
Urban Outfitters, Inc. *	155,258	5,708,837	1.6%
		31,941,615	8.8%
Textiles, Apparel & Luxury Goods
PVH Corp.	72,814	8,642,294	2.4%
Under Armour, Inc. - Class A *	88,548	7,035,138	1.9%
		15,677,432	4.3%
Trading Companies & Distributors
Fastenal Company	111,222	5,588,905	1.6%
Watsco, Inc.	58,599	5,524,128	1.5%
		11,113,033	3.1%
Total Common Stocks
(Cost $275,627,573)		349,738,088	95.9%

Short-Term Investments

Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «		6,478,112	6,478,112	1.8%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «		7,200,000	7,200,000	2.0%
Total Short-Term Investments
(Cost $13,678,112)			13,678,112	3.8%

Investments Purchased with Cash
Proceeds from Securities Lending
		Principal
		Amount
Commercial Paper
Atlantic East Funding LLC,
0.529%, 03/25/2014 † **		$168,428	132,780	0.0%
Total Commercial Paper
(Cost $168,428)			132,780	0.0%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $168,428)			132,780	0.0%
Total Investments
(Cost $289,474,113)			363,548,980	99.7%
Asset Relating to Securities Lending Investments
Support Agreement * α **†			35,648	0.0%
Total
(Cost $0)			35,648	0.0%
Other Assets in Excess of Liabilities			1,224,646	0.3%
TOTAL NET ASSETS			$364,809,274	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†		Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α		The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$349,738,088	$-	$-	$349,738,088
Total Equity	349,738,088	-	-	349,738,088

Short-Term Investments
Money Market Mutual Funds	13,678,112	-	-	13,678,112
Total Short-Term Investments	13,678,112	-	-	13,678,112

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	132,780	-	132,780
Total Investments Purchased with
Cash Proceeds from Securities Lending	-	132,780	-	132,780

Total Investments*	$363,416,200	$132,780	$-	$363,548,980

Asset Relating to Securities Lending Investments	$-	$35,648	$-	$35,648

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Common Stocks
		Market	% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corporation *	11,679	$453,145	2.8%
Capital Markets
Diamond Hill Investment Group, Inc.	3,758	401,918	2.5%
Construction & Engineering
MasTec, Inc. *	11,930	361,479	2.3%
MYR Group Inc. *	13,432	326,398	2.0%
Quanta Services, Inc. *	12,365	340,161	2.1%
		1,028,038	6.4%
Consumer Finance
Encore Capital Group, Inc. *	10,646	488,226	3.0%
EZCORP, Inc. *	12,027	203,016	1.3%
First Cash Financial Services, Inc. *	7,420	429,989	2.7%
Portfolio Recovery Associates, Inc. *	11,375	681,817	4.2%
		1,803,048	11.2%
Diversified Consumer Services
Steiner Leisure Limited * f	5,717	334,044	2.1%
Diversified Telecommunication Services
Windstream Holdings, Inc.	17,749	141,992	0.9%
Electric Utilities
UIL Holdings Corporation	5,807	215,904	1.3%
Electrical Equipment
Generac Holdings Inc.	10,575	450,918	2.8%
Energy Equipment & Services
Mitcham Industries, Inc. *	10,024	153,267	1.0%
Pacific Drilling SA * f	29,093	322,350	2.0%
Vantage Drilling Co. * f	138,185	239,060	1.5%
Willbros Group, Inc. *	14,122	129,640	0.8%
		844,317	5.3%
Gas Utilities
South Jersey Industries, Inc.	5,908	346,091	2.2%
Health Care Equipment & Supplies
ICU Medical, Inc. *	3,928	266,829	1.7%
Health Care Providers & Services
Air Methods Corporation	7,866	335,092	2.1%
Hotels Restaurants & Leisure
SHFL entertainment, Inc. *	16,897	388,631	2.4%
Household Durables
Jarden Corporation *	10,143	490,921	3.1%
Insurance
AmTrust Financial Services, Inc.	11,881	464,072	2.9%
HCC Insurance Holdings, Inc.	9,212	403,670	2.5%
Hilltop Holdings, Inc. *	22,438	415,103	2.6%
		1,282,845	8.0%
Internet Software & Services
j2 Global, Inc.	7,655	379,075	2.4%
IT Services
WEX Inc. *	3,616	317,304	2.0%
Machinery
Valmont Industries, Inc.	2,864	397,838	2.5%
Media
John Wiley & Sons, Inc.	4,256	202,969	1.3%
Oil, Gas & Consumable Fuels
Sandridge Energy, Inc. *	25,270	148,082	0.9%

Targa Resources Corp.		4,768	347,873	2.2%
			495,955	3.1%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.		15,985	297,161	1.8%
LTC Properties, Inc.		10,369	393,814	2.5%
Mid-America Apartment Communities, Inc.		3,472	217,000	1.4%
Omega Healthcare Investors, Inc.		14,494	432,936	2.7%
			1,340,911	8.4%
Road & Rail
Universal Truckload Services, Inc.		17,636	470,176	2.9%
Semiconductors & Semiconductor Equipment
Himax Technologies, Inc. f		49,845	498,450	3.1%
Specialty Retail
Conn's Inc. *		8,418	421,237	2.6%
Rent-A-Center, Inc.		9,650	367,665	2.3%
			788,902	4.9%
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.		9,897	616,682	3.8%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *		7,032	456,096	2.8%
Capitol Federal Financial, Inc.		13,892	172,678	1.1%
Chicopee Bancorp, Inc.		15,445	271,986	1.7%
Westfield Financial, Inc.		20,318	143,445	0.9%
			1,044,205	6.5%
Total Common Stocks
(Cost $12,530,272)			15,336,200	95.7%

Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «		722,656	722,656	4.5%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.07% «		290,000	290,000	1.8%
Total Short-Term Investments
(Cost $1,012,656)			1,012,656	6.3%
Total Investments
(Cost $13,542,928)			16,348,856	102.0%
Liabilities in Excess of Other Assets			(313,981)	(2.0)%
TOTAL NET ASSETS			$16,034,875	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2013 (Unaudited)
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$15,336,200	$-	$-	$15,336,200
Total Equity	15,336,200	-	-	15,336,200

Short-Term Investments
Money Market Mutual Funds	1,012,656	-	-	1,012,656
Total Short-Term Investments	1,012,656	-	-	1,012,656

Total Investments*	$16,348,856	$-	$-	$16,348,856

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at September 30, 2013 was as follows:

	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Intermediate Municipal Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$2,073,481,371	$1,164,373,688	$1,000,000,714	$1,978,413,809	$3,052,373,144
Gross unrealized appreciation	$12,928,043	$25,829,177	$38,109,812	$50,814,593	$51,772,258
Gross unrealized depreciation	(8,248,774)	(11,685,039)	(8,954,945)	(40,197,464)	(72,770,906)
Net unrealized appreciation (depreciation)	$4,679,269	$14,144,138	$29,154,867	$10,617,129	$(20,998,648)

	Baird LargeCap Fund	Baird MidCap Fund	Baird SmallCap Value Fund
Cost of investments	$19,836,121	$289,474,113	$13,542,928
Gross unrealized appreciation	$9,319,473	$79,159,706	$3,064,200
Gross unrealized depreciation	(218,994)	(5,049,191)	(258,272)
Net unrealized appreciation	$9,100,479	$74,110,515	$2,805,928

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  November 27, 2013

By /s/ Dominick Zarcone
      Dominick Zarcone, Treasurer

Date  November 27, 2013